UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Consumer Discretionary Central Fund

June 30, 2017

CDCIP-QTLY-0817
1.851896.110

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Auto Components - 0.0%
Auto Parts & Equipment - 0.0%
Tenneco, Inc.	2,183	$126,243
Automobiles - 2.8%
Automobile Manufacturers - 2.8%
Ferrari NV	41,995	3,612,410
Tesla, Inc. (a)	107,016	38,698,056
Thor Industries, Inc.	7,900	825,708
		43,136,174
Beverages - 1.1%
Distillers & Vintners - 0.9%
Constellation Brands, Inc. Class A (sub. vtg.)	74,035	14,342,801
Soft Drinks - 0.2%
Monster Beverage Corp. (a)	45,950	2,282,796

TOTAL BEVERAGES		16,625,597

Distributors - 0.6%
Distributors - 0.6%
LKQ Corp. (a)	255,400	8,415,430
Pool Corp.	12,600	1,481,382
		9,896,812
Diversified Consumer Services - 0.4%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	20,900	1,473,241
Specialized Consumer Services - 0.3%
Service Corp. International	23,900	799,455
ServiceMaster Global Holdings, Inc. (a)	117,111	4,589,580
		5,389,035

TOTAL DIVERSIFIED CONSUMER SERVICES		6,862,276

Food & Staples Retailing - 1.2%
Food Distributors - 0.8%
Performance Food Group Co. (a)	435,875	11,942,975
Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp.	36,149	5,781,310

TOTAL FOOD & STAPLES RETAILING		17,724,285

Hotels, Restaurants & Leisure - 22.5%
Casinos & Gaming - 4.1%
Las Vegas Sands Corp.	502,216	32,086,580
Melco Crown Entertainment Ltd. sponsored ADR	283,100	6,355,595
MGM Mirage, Inc.	512,600	16,039,254
Wynn Resorts Ltd.	56,715	7,606,616
		62,088,045
Hotels, Resorts & Cruise Lines - 6.2%
Hilton Grand Vacations, Inc. (a)	42,100	1,518,126
Hilton, Inc.	463,326	28,656,713
ILG, Inc.	88,200	2,424,618
Marriott International, Inc. Class A	127,008	12,740,172
Royal Caribbean Cruises Ltd.	218,628	23,880,736
Wyndham Worldwide Corp.	251,700	25,273,197
		94,493,562
Leisure Facilities - 1.3%
Vail Resorts, Inc.	95,578	19,386,086
Restaurants - 10.9%
ARAMARK Holdings Corp.	147,900	6,060,942
Chipotle Mexican Grill, Inc. (a)	9,700	4,036,170
Dave & Buster's Entertainment, Inc. (a)	175,893	11,698,643
Del Taco Restaurants, Inc. (a)	362,140	4,979,425
Domino's Pizza, Inc.	12,120	2,563,744
Dunkin' Brands Group, Inc.	35,700	1,967,784
Jack in the Box, Inc.	158,611	15,623,184
McDonald's Corp.	87,449	13,393,689
Papa John's International, Inc.	196,516	14,101,988
Ruth's Hospitality Group, Inc.	176,057	3,829,240
Shake Shack, Inc. Class A (a)	26,000	906,880
Starbucks Corp.	1,113,041	64,901,421
Texas Roadhouse, Inc. Class A	70,100	3,571,595
U.S. Foods Holding Corp. (a)	404,400	11,007,768
Wingstop, Inc.	48,844	1,509,280
Yum! Brands, Inc.	94,100	6,940,816
		167,092,569

TOTAL HOTELS, RESTAURANTS & LEISURE		343,060,262

Household Durables - 0.8%
Homebuilding - 0.7%
D.R. Horton, Inc.	161,800	5,593,426
Lennar Corp. Class A	80,400	4,286,928
		9,880,354
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	428,500	1,970,317

TOTAL HOUSEHOLD DURABLES		11,850,671

Household Products - 0.5%
Household Products - 0.5%
Spectrum Brands Holdings, Inc.	60,717	7,592,054
Internet & Direct Marketing Retail - 19.6%
Internet & Direct Marketing Retail - 19.6%
Amazon.com, Inc. (a)	258,627	250,350,933
Boohoo.Com PLC (a)	881,300	2,663,010
Liberty Interactive Corp. QVC Group QVC Group Series A (a)	496,475	12,183,497
Netflix, Inc. (a)	89,079	13,309,293
Priceline Group, Inc. (a)	10,557	19,747,080
		298,253,813
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Alphabet, Inc. Class A (a)	7,600	7,065,568
Facebook, Inc. Class A (a)	28,962	4,372,683
		11,438,251
Leisure Products - 0.9%
Leisure Products - 0.9%
Mattel, Inc.	610,200	13,137,606
Media - 19.5%
Cable & Satellite - 11.2%
Charter Communications, Inc. Class A (a)	291,637	98,237,923
Comcast Corp. Class A	1,665,390	64,816,979
DISH Network Corp. Class A (a)	49,041	3,077,813
Naspers Ltd. Class N	20,984	4,132,438
		170,265,153
Movies & Entertainment - 8.3%
Liberty Media Corp. Liberty Formula One Group Series C (a)	45,300	1,658,886
The Walt Disney Co.	1,126,878	119,730,788
Time Warner, Inc.	56,641	5,687,323
		127,076,997

TOTAL MEDIA		297,342,150

Multiline Retail - 3.8%
General Merchandise Stores - 3.8%
B&M European Value Retail S.A.	979,781	4,322,204
Dollar General Corp.	53,700	3,871,233
Dollar Tree, Inc. (a)	720,434	50,372,745
		58,566,182
Personal Products - 0.2%
Personal Products - 0.2%
Herbalife Ltd. (a)	32,900	2,346,757
Specialty Retail - 18.3%
Apparel Retail - 5.1%
Burlington Stores, Inc. (a)	106,400	9,787,736
Foot Locker, Inc.	44,056	2,171,080
Inditex SA	144,946	5,566,652
Ross Stores, Inc.	525,269	30,323,779
TJX Companies, Inc.	408,690	29,495,157
		77,344,404
Automotive Retail - 2.7%
AutoZone, Inc. (a)	30,074	17,156,014
O'Reilly Automotive, Inc. (a)	107,259	23,461,834
		40,617,848
Home Improvement Retail - 10.3%
Home Depot, Inc.	1,001,082	153,565,979
Lowe's Companies, Inc.	55,707	4,318,964
		157,884,943
Specialty Stores - 0.2%
Ulta Beauty, Inc. (a)	11,100	3,189,474

TOTAL SPECIALTY RETAIL		279,036,669

Technology Hardware, Storage & Peripherals - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	46,600	6,711,332
Textiles, Apparel & Luxury Goods - 6.4%
Apparel, Accessories & Luxury Goods - 2.1%
adidas AG	43,110	8,259,689
Carter's, Inc.	54,500	4,847,775
Coach, Inc.	55,700	2,636,838
G-III Apparel Group Ltd. (a)	66,863	1,668,232
LVMH Moet Hennessy - Louis Vuitton SA	20,049	5,013,361
PVH Corp.	85,800	9,824,100
		32,249,995
Footwear - 4.3%
NIKE, Inc. Class B	1,117,048	65,905,832

TOTAL TEXTILES, APPAREL & LUXURY GOODS		98,155,827

TOTAL COMMON STOCKS
(Cost $1,066,831,811)		1,521,862,961

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.10% (b)	2,107,981	2,108,403
Fidelity Securities Lending Cash Central Fund 1.09% (b)	4,938	4,939
TOTAL MONEY MARKET FUNDS
(Cost $2,113,341)		2,113,342
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,068,945,152)		1,523,976,303
NET OTHER ASSETS (LIABILITIES) - 0.0%		646,371
NET ASSETS - 100%		$1,524,622,674

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,039
Fidelity Securities Lending Cash Central Fund	175,998
Total	$221,037

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,521,862,961	$1,507,150,510	$14,712,451	$--
Money Market Funds	2,113,342	2,113,342	--	--
Total Investments in Securities:	$1,523,976,303	$1,509,263,852	$14,712,451	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,069,428,081. Net unrealized appreciation aggregated $454,548,222, of which $471,770,979 related to appreciated investment securities and $17,222,757 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Consumer Staples Central Fund

June 30, 2017

CSCIP-QTLY-0817
1.851897.110

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Beverages - 16.7%
Brewers - 3.4%
Anheuser-Busch InBev SA NV	275,759	$30,457,177
China Resources Beer Holdings Co. Ltd.	1,217,210	3,071,302
Molson Coors Brewing Co. Class B	97,900	8,452,686
		41,981,165
Distillers & Vintners - 3.0%
Constellation Brands, Inc. Class A (sub. vtg.)	89,266	17,293,502
Kweichow Moutai Co. Ltd. (A Shares)	88,818	6,180,415
Pernod Ricard SA	78,474	10,509,010
Wuliangye Yibin Co. Ltd. Class A	377,188	3,096,091
		37,079,018
Soft Drinks - 10.3%
Britvic PLC	685,433	6,177,776
Coca-Cola Bottling Co. Consolidated	37,795	8,650,142
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (a)	27,849	2,357,975
Coca-Cola Icecek Sanayi A/S	242,735	2,785,783
Embotelladora Andina SA Series A sponsored ADR Series A	110,821	2,515,637
Monster Beverage Corp. (b)	883,978	43,916,027
The Coca-Cola Co.	1,366,361	61,281,291
		127,684,631

TOTAL BEVERAGES		206,744,814

Food & Staples Retailing - 18.3%
Drug Retail - 12.7%
CVS Health Corp.	1,379,403	110,986,765
Drogasil SA (b)	140,600	2,975,479
Rite Aid Corp. (b)	4,380,906	12,923,673
Walgreens Boots Alliance, Inc.	382,878	29,983,176
		156,869,093
Food Retail - 5.6%
Kroger Co.	2,978,323	69,454,492

TOTAL FOOD & STAPLES RETAILING		226,323,585

Food Products - 10.4%
Agricultural Products - 2.8%
Archer Daniels Midland Co.	51,926	2,148,698
Bunge Ltd.	431,369	32,180,127
		34,328,825
Packaged Foods & Meats - 7.6%
Amplify Snack Brands, Inc. (b)	133,226	1,284,299
Blue Buffalo Pet Products, Inc. (b)	293,874	6,703,266
Dean Foods Co.	197,500	3,357,500
Mondelez International, Inc.	595,112	25,702,887
Nestle SA (Reg. S)	88,455	7,714,840
Post Holdings, Inc. (b)	21,100	1,638,415
The Hain Celestial Group, Inc. (b)	491,289	19,071,839
TreeHouse Foods, Inc. (a)(b)	350,473	28,630,139
		94,103,185

TOTAL FOOD PRODUCTS		128,432,010

Hotels, Restaurants & Leisure - 0.5%
Restaurants - 0.5%
U.S. Foods Holding Corp. (b)	228,108	6,209,100
Household Products - 8.7%
Household Products - 8.7%
Colgate-Palmolive Co.	763,220	56,577,499
Kimberly-Clark Corp.	47,224	6,097,091
Procter & Gamble Co.	403,693	35,181,845
Spectrum Brands Holdings, Inc. (a)	78,466	9,811,389
		107,667,824
Personal Products - 10.7%
Personal Products - 10.7%
Avon Products, Inc. (b)	4,272,600	16,235,880
Coty, Inc. Class A	1,612,378	30,248,211
Estee Lauder Companies, Inc. Class A	640,067	61,433,631
Herbalife Ltd. (a)(b)	110,832	7,905,647
L'Oreal SA	28,238	5,882,771
Unilever NV (Certificaten Van Aandelen) (Bearer)	134,300	7,413,602
Unilever PLC sponsored ADR	49,155	2,660,269
		131,780,011
Tobacco - 33.7%
Tobacco - 33.7%
Altria Group, Inc.	468,967	34,923,972
British American Tobacco PLC sponsored ADR (a)	1,826,479	125,186,871
ITC Ltd.	789,676	3,955,101
Philip Morris International, Inc.	1,390,853	163,355,682
Reynolds American, Inc.	1,357,690	88,304,158
		415,725,784
TOTAL COMMON STOCKS
(Cost $878,399,579)		1,222,883,128

Nonconvertible Preferred Stocks - 0.2%
Beverages - 0.2%
Brewers - 0.2%
Ambev SA sponsored ADR
(Cost $1,621,454)	440,983	2,420,997

Money Market Funds - 13.1%
Fidelity Cash Central Fund, 1.10% (c)	19,886,555	19,890,532
Fidelity Securities Lending Cash Central Fund 1.09% (c)(d)	141,564,650	141,578,806
TOTAL MONEY MARKET FUNDS
(Cost $161,468,975)		161,469,338
TOTAL INVESTMENT PORTFOLIO - 112.3%
(Cost $1,041,490,008)		1,386,773,463
NET OTHER ASSETS (LIABILITIES) - (12.3)%		(152,150,193)
NET ASSETS - 100%		$1,234,623,270

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$135,700
Fidelity Securities Lending Cash Central Fund	1,871,509
Total	$2,007,209

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,222,883,128	$1,177,297,509	$45,585,619	$--
Nonconvertible Preferred Stocks	2,420,997	2,420,997	--	--
Money Market Funds	161,469,338	161,469,338	--	--
Total Investments in Securities:	$1,386,773,463	$1,341,187,844	$45,585,619	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,043,643,870. Net unrealized appreciation aggregated $343,129,593, of which $365,771,447 related to appreciated investment securities and $22,641,854 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Equity Central Fund

June 30, 2017

EMQ-QTLY-0817
1.876939.108

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.0%
	Shares	Value
Argentina - 0.4%
Grupo Superveille SA sponsored ADR	39,300	$710,544
Telecom Argentina SA Class B sponsored ADR	35,200	891,968
YPF SA Class D sponsored ADR	66,800	1,462,920

TOTAL ARGENTINA		3,065,432

Australia - 0.0%
Frontier Digital Ventures Ltd.	590,206	272,179
Austria - 0.4%
Erste Group Bank AG	74,616	2,857,090
Bailiwick of Guernsey - 0.1%
Etalon Group Ltd. GDR (Reg. S)	177,300	637,394
Bermuda - 1.5%
AGTech Holdings Ltd. (a)	3,048,000	519,227
Credicorp Ltd. (United States)	16,657	2,988,099
GP Investments Ltd. Class A (depositary receipt) (a)	88,607	176,791
PAX Global Technology Ltd.	1,528,000	980,510
Shangri-La Asia Ltd.	2,888,000	4,897,517
VimpelCom Ltd. sponsored ADR	251,000	981,410

TOTAL BERMUDA		10,543,554

Brazil - 3.1%
B2W Companhia Global do Varejo (a)	1,117,326	3,946,003
BB Seguridade Participacoes SA	216,500	1,872,295
BR Malls Participacoes SA	516,665	1,863,668
Companhia de Saneamento de Minas Gerais	154,530	1,865,797
Cosan SA Industria e Comercio	152,785	1,594,768
Direcional Engenharia SA	550,100	855,147
FPC Par Corretora de Seguros	330,311	1,834,563
Localiza Rent A Car SA	143,240	1,952,152
Minerva SA	514,900	1,913,254
Smiles SA	223,861	4,080,029

TOTAL BRAZIL		21,777,676

British Virgin Islands - 0.7%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	181,467	4,781,655
Canada - 0.5%
Pan American Silver Corp.	137,700	2,316,114
Torex Gold Resources, Inc. (a)	46,460	885,993

TOTAL CANADA		3,202,107

Cayman Islands - 15.1%
58.com, Inc. ADR (a)	153,482	6,770,091
Alibaba Group Holding Ltd. sponsored ADR (a)	199,822	28,154,920
Baidu.com, Inc. sponsored ADR (a)	28,700	5,133,282
BizLink Holding, Inc.	111,916	791,746
China Resources Land Ltd.	504,700	1,470,637
Ctrip.com International Ltd. ADR (a)	61,900	3,333,934
Haitian International Holdings Ltd.	612,000	1,716,668
JD.com, Inc. sponsored ADR (a)	433,000	16,982,260
Kingsoft Corp. Ltd.	457,000	1,191,164
Momo, Inc. ADR (a)	12,100	447,216
NetEase, Inc. ADR	9,200	2,765,796
Silergy Corp.	13,000	250,666
Sunny Optical Technology Group Co. Ltd.	66,000	591,743
Tencent Holdings Ltd.	889,400	31,907,193
Uni-President China Holdings Ltd.	4,423,400	3,575,003

TOTAL CAYMAN ISLANDS		105,082,319

Chile - 1.3%
Compania Cervecerias Unidas SA sponsored ADR (b)	109,100	2,862,784
CorpBanca SA	33,192,452	295,811
Enersis SA	9,824,802	1,864,688
Inversiones La Construccion SA	72,466	895,147
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	54,600	1,802,892
Vina Concha y Toro SA (a)	1,001,296	1,549,100

TOTAL CHILE		9,270,422

China - 7.9%
Anhui Conch Cement Co. Ltd. (H Shares)	568,500	1,976,929
BBMG Corp. (H Shares)	3,933,500	1,985,026
China Life Insurance Co. Ltd. (H Shares)	1,882,500	5,753,027
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,565,750	1,866,609
China Oilfield Services Ltd. (H Shares)	1,562,000	1,252,409
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,218,700	4,979,415
China Petroleum & Chemical Corp. (H Shares)	2,644,000	2,070,257
China Telecom Corp. Ltd. (H Shares)	4,743,330	2,253,970
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,352,000	4,127,135
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	110,844	527,992
Industrial & Commercial Bank of China Ltd. (H Shares)	14,847,000	10,021,670
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	377,894	1,203,193
Kweichow Moutai Co. Ltd. (A Shares)	37,821	2,631,780
Maanshan Iron & Steel Ltd. (H Shares) (a)	3,108,000	1,242,014
PICC Property & Casualty Co. Ltd. (H Shares)	1,404,000	2,344,960
Qingdao Haier Co. Ltd.	2,075,100	4,605,621
Shanghai International Airport Co. Ltd. (A Shares)	331,637	1,824,740
Tsingtao Brewery Co. Ltd. (H Shares)	488,000	2,159,527
Zhengzhou Yutong Bus Co. Ltd.	684,236	2,216,913

TOTAL CHINA		55,043,187

Colombia - 0.3%
Bancolombia SA sponsored ADR	39,920	1,778,436
Czech Republic - 0.3%
MONETA Money Bank A/S	596,441	1,997,773
Germany - 0.0%
Delivery Hero AG	200	6,350
Greece - 0.4%
Titan Cement Co. SA (Reg.)	106,500	3,012,997
Hong Kong - 4.1%
AIA Group Ltd.	215,800	1,576,877
China Mobile Ltd.	53,520	567,936
China Mobile Ltd. sponsored ADR	95,567	5,073,652
China Resources Beer Holdings Co. Ltd.	1,518,666	3,831,945
China Resources Power Holdings Co. Ltd.	947,223	1,858,668
China Unicom Ltd.	309,000	458,671
China Unicom Ltd. sponsored ADR	155,200	2,321,792
CNOOC Ltd.	4,805,000	5,272,238
CSPC Pharmaceutical Group Ltd.	1,354,000	1,977,035
Far East Horizon Ltd.	5,136,320	4,480,123
Sinotruk Hong Kong Ltd.	1,712,000	1,243,305

TOTAL HONG KONG		28,662,242

India - 7.9%
Adani Ports & Special Economic Zone Ltd. (a)	427,947	2,404,305
Axis Bank Ltd.	386,973	3,098,119
Bharat Petroleum Corp. Ltd.	76,577	757,712
Bharti Infratel Ltd.	239,400	1,387,609
Coal India Ltd.	514,554	1,944,906
Edelweiss Financial Services Ltd.	291,995	865,095
Eicher Motors Ltd. (a)	2,493	1,043,163
ICICI Bank Ltd.	401,195	1,806,526
ICICI Bank Ltd. sponsored ADR	202,180	1,813,555
Indraprastha Gas Ltd.	76,756	1,267,269
ITC Ltd.	698,497	3,498,430
JK Cement Ltd.	136,878	1,988,777
Larsen & Toubro Ltd.	100,547	2,625,861
LIC Housing Finance Ltd.	193,929	2,227,393
Lupin Ltd.	189,674	3,110,894
Petronet LNG Ltd.	250,671	1,675,989
Phoenix Mills Ltd. (a)	285,353	1,987,359
Power Grid Corp. of India Ltd.	802,900	2,616,072
Reliance Industries Ltd.	341,185	7,286,216
SREI Infrastructure Finance Ltd.	434,995	780,864
State Bank of India	856,934	3,628,907
Sun Pharmaceutical Industries Ltd.	416,959	3,585,641
Tata Motors Ltd.	421,902	2,824,106
Tejas Networks Ltd.	52,887	247,575

TOTAL INDIA		54,472,343

Indonesia - 2.1%
PT Astra International Tbk	7,094,500	4,750,959
PT Bank Mandiri (Persero) Tbk	3,284,650	3,142,321
PT Bank Rakyat Indonesia Tbk	3,847,900	4,402,962
PT Indocement Tunggal Prakarsa Tbk	221,900	307,189
PT Kalbe Farma Tbk	7,479,800	912,000
PT Link Net Tbk	1,919,000	745,138
PT Lippo Karawaci Tbk	292,400	14,480
PT Semen Gresik (Persero) Tbk	276,100	207,166

TOTAL INDONESIA		14,482,215

Israel - 0.4%
Bezeq The Israel Telecommunication Corp. Ltd.	1,485,827	2,468,321
Japan - 0.5%
Sumco Corp.	220,100	3,199,143
Korea (South) - 11.5%
AMOREPACIFIC Group, Inc.	30,712	3,486,434
BS Financial Group, Inc.	189,946	1,816,244
Daou Technology, Inc.	131,529	2,521,077
Duk San Neolux Co. Ltd.	39,950	1,013,428
EO Technics Co. Ltd.	4,896	386,064
Fila Korea Ltd.	25,456	1,900,581
Hanon Systems	155,053	1,394,593
Hyundai Fire & Marine Insurance Co. Ltd.	73,602	2,529,091
Hyundai Glovis Co. Ltd.	14,240	1,952,269
Hyundai Industrial Development & Construction Co.	4,228	173,341
Hyundai Mipo Dockyard Co. Ltd. (a)	14,240	1,355,397
Hyundai Mobis	34,340	7,496,704
InterPark INT Corp.	85,648	766,604
KB Financial Group, Inc.	172,755	8,714,673
KEPCO Plant Service & Engineering Co. Ltd.	20,182	778,081
Korea Electric Power Corp.	31,408	1,119,002
Korea Express Co. Ltd. (a)	17,816	2,808,132
Korean Reinsurance Co.	225,480	2,382,448
KT Corp.	18,767	534,619
KT Corp. sponsored ADR (b)	21,222	353,134
LG Chemical Ltd.	8,609	2,187,639
LG Telecom Ltd.	88,052	1,199,482
NAVER Corp.	3,772	2,760,233
Samsung Electronics Co. Ltd.	6,966	14,459,148
Samsung Life Insurance Co. Ltd.	20,387	2,082,904
Samsung SDI Co. Ltd.	26,319	3,941,518
Shinhan Financial Group Co. Ltd.	172,156	7,421,087
Shinhan Financial Group Co. Ltd. sponsored ADR	1,200	52,188
SK Telecom Co. Ltd.	194	45,062
SK Telecom Co. Ltd. sponsored ADR	66,304	1,702,024
V-One Tech Co. Ltd. (a)	2,927	45,240
Viatron Technologies, Inc.	24,174	521,405

TOTAL KOREA (SOUTH)		79,899,846

Mauritius - 0.2%
MakeMyTrip Ltd. (a)	46,800	1,570,140
Mexico - 3.6%
CEMEX S.A.B. de CV sponsored ADR	447,627	4,216,646
Fibra Uno Administracion SA de CV	797,100	1,511,739
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	206,196	2,322,165
Grupo Comercial Chedraui S.A.B. de CV	496,000	1,015,025
Grupo Financiero Banorte S.A.B. de CV Series O	691,332	4,395,498
Infraestructura Energetica Nova S.A.B. de CV	385,800	2,056,679
Macquarie Mexican (REIT)	2,861,800	3,385,514
Promotora y Operadora de Infraestructura S.A.B. de CV	117,385	1,398,756
Tenedora Nemak SA de CV	1,310,800	1,257,444
Wal-Mart de Mexico SA de CV Series V (a)	1,594,100	3,700,499

TOTAL MEXICO		25,259,965

Netherlands - 1.1%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 9/29/17 (a)(c)	383,400	1,826,280
X5 Retail Group NV GDR (Reg. S) (a)	58,800	2,037,420
Yandex NV Series A (a)	149,910	3,933,638

TOTAL NETHERLANDS		7,797,338

Nigeria - 0.4%
Guaranty Trust Bank PLC	4,170,725	461,397
Guaranty Trust Bank PLC GDR (Reg. S)	166,374	848,507
Transnational Corp. of Nigeria PLC (a)	49,018,302	222,704
Zenith Bank PLC	20,794,780	1,380,152

TOTAL NIGERIA		2,912,760

Pakistan - 0.4%
Habib Bank Ltd.	1,199,400	3,078,746
Panama - 0.3%
Copa Holdings SA Class A	17,700	2,070,900
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	126,200	1,451,300
Philippines - 0.4%
Metropolitan Bank & Trust Co.	910,448	1,579,996
Robinsons Land Corp.	3,114,450	1,497,911

TOTAL PHILIPPINES		3,077,907

Romania - 0.2%
Banca Transilvania SA	1,640,179	1,103,411
Russia - 4.5%
Lukoil PJSC sponsored ADR	123,600	6,019,320
Magnit OJSC GDR (Reg. S)	20,300	690,200
MegaFon PJSC	53,200	485,318
MegaFon PJSC GDR	30,600	280,296
MMC Norilsk Nickel PJSC sponsored ADR	188,000	2,594,400
Mobile TeleSystems OJSC	289,010	1,149,779
NOVATEK OAO GDR (Reg. S)	33,300	3,709,620
RusHydro PJSC	109,327,900	1,475,996
Sberbank of Russia	2,361,120	5,834,333
Sberbank of Russia sponsored ADR	726,292	7,517,122
Unipro PJSC	28,229,800	1,200,036

TOTAL RUSSIA		30,956,420

Singapore - 0.3%
First Resources Ltd.	1,228,500	1,690,944
South Africa - 5.5%
Aspen Pharmacare Holdings Ltd.	107,000	2,348,152
Barclays Africa Group Ltd.	183,171	2,012,676
Bidvest Group Ltd.	153,862	1,853,283
FirstRand Ltd.	824,400	2,971,180
Imperial Holdings Ltd.	272,100	3,348,603
JSE Ltd.	60,700	568,420
Life Healthcare Group Holdings Ltd.	720,300	1,412,245
MTN Group Ltd.	247,026	2,154,456
Naspers Ltd. Class N	97,400	19,181,258
Nedbank Group Ltd.	89,350	1,425,980
Telkom SA Ltd.	218,897	1,029,857

TOTAL SOUTH AFRICA		38,306,110

Taiwan - 6.1%
Advantech Co. Ltd.	139,695	990,565
Chroma ATE, Inc.	278,000	896,450
eMemory Technology, Inc.	39,000	510,102
GlobalWafers Co. Ltd.	416,700	2,913,650
King's Town Bank	896,000	925,748
LandMark Optoelectronics Corp.	123,000	1,408,443
Largan Precision Co. Ltd.	76,000	12,128,591
PChome Online, Inc.	131,000	1,012,964
Taiwan Cement Corp.	2,430,000	2,814,517
Taiwan Fertilizer Co. Ltd.	395,000	525,740
Taiwan Semiconductor Manufacturing Co. Ltd.	1,637,869	11,200,948
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,780	62,229
Unified-President Enterprises Corp.	790,000	1,585,667
Universal Cement Corp.	273,805	226,136
Vanguard International Semiconductor Corp.	454,000	896,318
Wistron NeWeb Corp.	237,590	708,290
Yuanta Financial Holding Co. Ltd.	7,227,448	3,186,726

TOTAL TAIWAN		41,993,084

Thailand - 1.4%
Delta Electronics PCL (For. Reg.)	399,100	1,019,191
Kasikornbank PCL (For. Reg.)	592,800	3,481,413
PTT Global Chemical PCL (For. Reg.)	1,688,800	3,405,440
PTT PCL (For. Reg.)	42,900	467,265
Star Petroleum Refining PCL	2,943,400	1,265,047

TOTAL THAILAND		9,638,356

Turkey - 1.7%
Bim Birlesik Magazalar A/S JSC	168,000	3,115,576
Tupras Turkiye Petrol Rafinelleri A/S	130,358	3,749,444
Turkcell Iletisim Hizmet A/S	517,800	1,704,195
Turkcell Iletisim Hizmet A/S sponsored ADR	19,400	159,080
Turkiye Garanti Bankasi A/S	979,000	2,724,043

TOTAL TURKEY		11,452,338

United Arab Emirates - 1.6%
DP World Ltd.	90,977	1,903,239
Emaar Properties PJSC (a)	2,331,110	4,937,663
National Bank of Abu Dhabi PJSC (a)	1,415,809	4,047,371

TOTAL UNITED ARAB EMIRATES		10,888,273

United Kingdom - 0.6%
Fresnillo PLC	86,000	1,664,479
Mondi PLC	94,000	2,465,746

TOTAL UNITED KINGDOM		4,130,225

United States of America - 1.0%
China Biologic Products, Inc. (a)	8,800	995,280
Cognizant Technology Solutions Corp. Class A	69,500	4,614,800
Micron Technology, Inc. (a)	44,700	1,334,742

TOTAL UNITED STATES OF AMERICA		6,944,822

TOTAL COMMON STOCKS
(Cost $508,051,218)		610,835,720

Preferred Stocks - 7.5%
Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)	331,980	1,749,535
Nonconvertible Preferred Stocks - 7.3%
Brazil - 5.2%
Ambev SA sponsored ADR	837,500	4,597,875
Banco do Estado Rio Grande do Sul SA	331,160	1,313,484
Companhia Paranaense de Energia-Copel:
(PN-B)	5,460	40,428
(PN-B) sponsored ADR (b)	216,807	1,591,363
Fibria Celulose SA sponsored ADR	263,800	2,680,208
Itau Unibanco Holding SA sponsored ADR	1,012,486	11,187,970
Metalurgica Gerdau SA (PN) (a)	1,627,700	2,441,869
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	525,900	3,923,214
Telefonica Brasil SA	228,880	3,102,029
Vale SA (PN-A) sponsored ADR	656,300	5,348,845
		36,227,285
Korea (South) - 2.1%
Hyundai Motor Co. Series 2	66,345	6,749,384
Samsung Electronics Co. Ltd.	3,346	5,440,460
Samsung Fire & Marine Insurance Co. Ltd.	11,618	1,978,318
		14,168,162

TOTAL NONCONVERTIBLE PREFERRED STOCKS		50,395,447

TOTAL PREFERRED STOCKS
(Cost $41,884,833)		52,144,982
	Principal Amount	Value

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.8% to 0.87% 7/27/17 to 8/3/17 (e)
(Cost $2,408,149)	2,410,000	2,408,295
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 1.10% (f)	26,488,664	26,493,962
Fidelity Securities Lending Cash Central Fund 1.09% (f)(g)	1,196,537	1,196,656
TOTAL MONEY MARKET FUNDS
(Cost $27,689,510)		27,690,618
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $580,033,710)		693,079,615
NET OTHER ASSETS (LIABILITIES) - 0.1%		945,213
NET ASSETS - 100%		$694,024,828

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
239 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2017	12,049,185	$(38,039)

The face value of futures purchased as a percentage of Net Assets is 1.7%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,826,280 or 0.3% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,749,535 or 0.3% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $508,627.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,049,339

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$107,090
Fidelity Securities Lending Cash Central Fund	13,491
Total	$120,581

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$96,337,311	$75,406,518	$19,181,258	$1,749,535
Consumer Staples	45,144,656	45,144,656	--	--
Energy	42,451,325	35,108,830	7,342,495	--
Financials	157,696,846	126,340,920	31,355,926	--
Health Care	14,341,247	14,341,247	--	--
Industrials	32,434,416	32,434,416	--	--
Information Technology	158,411,937	112,059,413	46,352,524	--
Materials	48,761,490	48,761,490	--	--
Real Estate	17,306,365	17,306,365	--	--
Telecommunication Services	31,049,798	28,906,729	2,143,069	--
Utilities	19,045,311	16,659,040	2,386,271	--
Government Obligations	2,408,295	--	2,408,295	--
Money Market Funds	27,690,618	27,690,618	--	--
Total Investments in Securities:	$693,079,615	$580,160,242	$111,169,838	$1,749,535
Derivative Instruments:
Liabilities
Futures Contracts	$(38,039)	$(38,039)	$--	$--
Total Liabilities	$(38,039)	$(38,039)	$--	$--
Total Derivative Instruments:	$(38,039)	$(38,039)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$128,141,702

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $583,042,368. Net unrealized appreciation aggregated $110,037,247, of which $128,208,078 related to appreciated investment securities and $18,170,831 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Energy Central Fund

June 30, 2017

ENCIP-QTLY-0817
1.851898.110

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Chemicals - 1.5%
Commodity Chemicals - 1.5%
LyondellBasell Industries NV Class A	151,450	$12,780,866
Energy Equipment & Services - 18.0%
Oil & Gas Drilling - 1.6%
Nabors Industries Ltd.	256,338	2,086,591
Odfjell Drilling A/S (a)	736,222	1,657,850
Shelf Drilling Ltd. (a)	812,900	6,426,279
Trinidad Drilling Ltd. (a)	1,042,751	1,567,986
Xtreme Drilling & Coil Services Corp. (a)	1,083,100	1,720,532
		13,459,238
Oil & Gas Equipment & Services - 16.4%
Baker Hughes, Inc.	591,836	32,260,980
C&J Energy Services, Inc. (a)(b)	54,800	1,877,996
Dril-Quip, Inc. (a)	163,700	7,988,560
Frank's International NV (b)	437,760	3,629,030
Halliburton Co.	969,617	41,412,342
National Oilwell Varco, Inc.	261,800	8,623,692
NCS Multistage Holdings, Inc.	106,600	2,684,188
Newpark Resources, Inc. (a)	851,558	6,258,951
Oceaneering International, Inc.	262,951	6,005,801
RigNet, Inc. (a)	153,492	2,463,547
Schlumberger Ltd.	366,852	24,153,536
Smart Sand, Inc. (b)	128,700	1,146,717
Tesco Corp. (a)	183,952	818,586
TETRA Technologies, Inc. (a)	477,900	1,333,341
Total Energy Services, Inc.	45,200	463,572
		141,120,839

TOTAL ENERGY EQUIPMENT & SERVICES		154,580,077

Gas Utilities - 0.4%
Gas Utilities - 0.4%
Indraprastha Gas Ltd.	195,344	3,225,200
Independent Power and Renewable Electricity Producers - 0.1%
Renewable Electricity - 0.1%
NextEra Energy Partners LP	21,500	795,285
Machinery - 0.2%
Industrial Machinery - 0.2%
ProPetro Holding Corp. (b)	140,300	1,958,588
Oil, Gas & Consumable Fuels - 77.7%
Integrated Oil & Gas - 16.3%
Chevron Corp.	657,964	68,645,384
Exxon Mobil Corp.	774,364	62,514,406
Occidental Petroleum Corp.	35,800	2,143,346
Suncor Energy, Inc.	255,600	7,468,140
		140,771,276
Oil & Gas Exploration & Production - 46.9%
Anadarko Petroleum Corp.	580,761	26,331,704
Cabot Oil & Gas Corp.	458,900	11,509,212
Callon Petroleum Co. (a)	1,052,655	11,168,670
Centennial Resource Development, Inc.:
Class A	45,400	718,228
Class A (b)	236,300	3,738,266
Cimarex Energy Co.	154,222	14,498,410
Concho Resources, Inc. (a)	145,253	17,652,597
ConocoPhillips Co.	207,542	9,123,546
Continental Resources, Inc. (a)(b)	515,372	16,661,977
Devon Energy Corp.	297,281	9,504,074
Diamondback Energy, Inc. (a)	426,663	37,891,941
Encana Corp.	1,127,500	9,920,400
EOG Resources, Inc.	635,201	57,498,395
Extraction Oil & Gas, Inc. (b)	494,912	6,656,566
Hess Corp.	222,565	9,763,927
Jagged Peak Energy, Inc. (b)	67,400	899,790
Marathon Oil Corp.	444,317	5,265,156
Matador Resources Co. (a)	10,900	232,933
Murphy Oil Corp.	83,700	2,145,231
Newfield Exploration Co. (a)	620,992	17,673,432
Noble Energy, Inc.	293,013	8,292,268
Parsley Energy, Inc. Class A (a)	769,432	21,351,738
PDC Energy, Inc. (a)	244,180	10,526,600
Pioneer Natural Resources Co.	281,893	44,984,485
Range Resources Corp.	101,500	2,351,755
Resolute Energy Corp. (a)(b)	123,200	3,667,664
Ring Energy, Inc. (a)	283,494	3,685,422
RSP Permian, Inc. (a)	630,270	20,338,813
Seven Generations Energy Ltd. (a)	410,211	7,025,591
Viper Energy Partners LP	261,900	4,111,830
WPX Energy, Inc. (a)	881,100	8,511,426
		403,702,047
Oil & Gas Refining & Marketing - 6.5%
Alon U.S.A. Energy, Inc.	255,000	3,396,600
Bharat Petroleum Corp. Ltd.	46,549	460,592
Delek U.S. Holdings, Inc.	491,200	12,987,328
Phillips 66 Co.	291,685	24,119,433
Pilipinas Shell Petroleum Corp.	1,101,910	1,477,358
Reliance Industries Ltd.	221,328	4,726,596
Tesoro Corp.	92,600	8,667,360
World Fuel Services Corp.	11,265	433,139
		56,268,406
Oil & Gas Storage & Transport - 8.0%
Cheniere Energy, Inc. (a)	125,500	6,113,105
Enterprise Products Partners LP	416,700	11,284,236
GasLog Partners LP	125,700	2,847,105
Gener8 Maritime, Inc. (a)	1,227,708	6,985,659
Golar LNG Ltd. (b)	207,500	4,616,875
Noble Midstream Partners LP	146,392	6,646,197
Noble Midstream Partners LP (c)	45,454	1,857,250
Teekay LNG Partners LP	69,300	1,063,755
The Williams Companies, Inc.	897,504	27,176,421
		68,590,603

TOTAL OIL, GAS & CONSUMABLE FUELS		669,332,332

TOTAL COMMON STOCKS
(Cost $829,078,603)		842,672,348

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 1.10% (d)	24,230,391	24,235,237
Fidelity Securities Lending Cash Central Fund 1.09% (d)(e)	20,757,003	20,759,078
TOTAL MONEY MARKET FUNDS
(Cost $44,992,952)		44,994,315
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $874,071,555)		887,666,663
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(26,768,288)
NET ASSETS - 100%		$860,898,375

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,857,250 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,838,614

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,772
Fidelity Securities Lending Cash Central Fund	237,663
Total	$287,435

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$842,672,348	$831,163,619	$5,082,450	$6,426,279
Money Market Funds	44,994,315	44,994,315	--	--
Total Investments in Securities:	$887,666,663	$876,157,934	$5,082,450	$6,426,279

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $878,726,540. Net unrealized appreciation aggregated $8,940,123, of which $86,412,526 related to appreciated investment securities and $77,472,403 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Financials Central Fund

June 30, 2017

FNCIP-QTLY-0817
1.851899.110

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Banks - 33.2%
Diversified Banks - 20.0%
Allied Irish Banks PLC	310,887	$1,757,644
Bank of America Corp.	7,150,900	173,480,831
Citigroup, Inc.	2,431,400	162,612,032
JPMorgan Chase & Co.	1,400,000	127,960,000
Wells Fargo & Co.	1,900,000	105,279,000
		571,089,507
Regional Banks - 13.2%
Bank of the Ozarks, Inc.	400,000	18,748,000
CIT Group, Inc. (a)	525,000	25,567,500
CoBiz, Inc.	900,000	15,660,000
East West Bancorp, Inc.	300,000	17,574,000
First Republic Bank	225,000	22,522,500
Huntington Bancshares, Inc.	7,000,000	94,640,000
M&T Bank Corp.	45,000	7,287,750
PNC Financial Services Group, Inc.	600,000	74,922,000
Popular, Inc.	660,147	27,534,731
Preferred Bank, Los Angeles	150,000	8,020,500
Regions Financial Corp.	1,500,000	21,960,000
SunTrust Banks, Inc.	600,000	34,032,000
SVB Financial Group (b)	50,000	8,789,500
		377,258,481

TOTAL BANKS		948,347,988

Capital Markets - 17.3%
Asset Management & Custody Banks - 4.4%
Affiliated Managers Group, Inc.	185,000	30,684,100
BlackRock, Inc. Class A	48,600	20,529,126
Invesco Ltd.	700,000	24,633,000
Northern Trust Corp.	525,000	51,035,250
		126,881,476
Financial Exchanges & Data - 3.9%
CBOE Holdings, Inc.	550,000	50,270,000
Deutsche Borse AG	75,000	7,916,813
IntercontinentalExchange, Inc.	800,000	52,736,000
		110,922,813
Investment Banking & Brokerage - 9.0%
E*TRADE Financial Corp. (b)	2,000,000	76,060,000
Goldman Sachs Group, Inc.	380,000	84,322,000
Investment Technology Group, Inc.	518,359	11,009,945
TD Ameritrade Holding Corp.	2,000,000	85,980,000
		257,371,945

TOTAL CAPITAL MARKETS		495,176,234

Consumer Finance - 6.1%
Consumer Finance - 6.1%
Capital One Financial Corp.	1,400,400	115,701,048
Synchrony Financial	2,000,000	59,640,000
		175,341,048
Diversified Financial Services - 5.7%
Multi-Sector Holdings - 5.7%
Berkshire Hathaway, Inc. Class B (b)	959,900	162,578,263
Equity Real Estate Investment Trusts (REITs) - 17.6%
Diversified REITs - 0.9%
American Assets Trust, Inc.	74,586	2,937,943
Empire State Realty Trust, Inc. (a)	169,432	3,519,103
Gramercy Property Trust	127,400	3,785,054
VEREIT, Inc.	1,283,524	10,447,885
Washington REIT (SBI)	189,200	6,035,480
		26,725,465
Health Care REITs - 1.9%
CareTrust (REIT), Inc.	87,450	1,621,323
Healthcare Realty Trust, Inc.	328,121	11,205,332
Sabra Health Care REIT, Inc.	208,100	5,015,210
Ventas, Inc.	329,692	22,907,000
Welltower, Inc.	187,903	14,064,540
		54,813,405
Hotel & Resort REITs - 0.6%
DiamondRock Hospitality Co.	543,600	5,952,420
Host Hotels & Resorts, Inc.	266,311	4,865,502
Sunstone Hotel Investors, Inc.	459,700	7,410,364
		18,228,286
Industrial REITs - 1.4%
DCT Industrial Trust, Inc.	294,500	15,738,080
Duke Realty Corp.	434,100	12,133,095
Prologis, Inc.	117,223	6,873,957
Terreno Realty Corp.	176,700	5,947,722
		40,692,854
Office REITs - 2.2%
Boston Properties, Inc.	166,589	20,493,779
Corporate Office Properties Trust (SBI)	222,500	7,794,175
Douglas Emmett, Inc.	272,000	10,393,120
Highwoods Properties, Inc. (SBI)	168,225	8,530,690
Hudson Pacific Properties, Inc.	275,940	9,434,389
Mack-Cali Realty Corp.	120,866	3,280,303
SL Green Realty Corp.	20,800	2,200,640
		62,127,096
Residential REITs - 3.0%
American Homes 4 Rent Class A	387,512	8,746,146
Apartment Investment & Management Co. Class A	106,728	4,586,102
AvalonBay Communities, Inc.	118,594	22,790,209
Colony NorthStar, Inc.	333,213	4,694,971
Equity Lifestyle Properties, Inc.	115,744	9,993,337
Equity Residential (SBI)	50,325	3,312,895
Essex Property Trust, Inc.	57,623	14,824,669
Mid-America Apartment Communities, Inc.	159,839	16,843,834
		85,792,163
Retail REITs - 2.0%
Acadia Realty Trust (SBI)	21,500	597,700
Agree Realty Corp.	89,473	4,104,127
Cedar Shopping Centers, Inc.	323,800	1,570,430
DDR Corp.	161,183	1,461,930
General Growth Properties, Inc.	521,359	12,283,218
National Retail Properties, Inc.	187,437	7,328,787
Simon Property Group, Inc.	94,246	15,245,233
Taubman Centers, Inc.	56,125	3,342,244
Urban Edge Properties	461,585	10,953,412
		56,887,081
Specialized REITs - 5.6%
American Tower Corp.	331,188	43,822,796
Communications Sales & Leasing, Inc.	108,434	2,726,031
CoreSite Realty Corp.	87,770	9,086,828
Corrections Corp. of America	218,200	6,017,956
Equinix, Inc.	65,152	27,960,632
Extra Space Storage, Inc.	242,110	18,884,580
Four Corners Property Trust, Inc.	94,000	2,360,340
Gaming & Leisure Properties	127,266	4,794,110
Outfront Media, Inc.	187,328	4,331,023
Potlatch Corp.	131,808	6,023,626
Public Storage	38,974	8,127,248
SBA Communications Corp. Class A (b)	117,791	15,890,006
Weyerhaeuser Co.	256,614	8,596,569
		158,621,745

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		503,888,095

Hotels, Restaurants & Leisure - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
Marriott International, Inc. Class A	64,200	6,439,902
Insurance - 13.8%
Insurance Brokers - 0.9%
Willis Group Holdings PLC	175,000	25,455,500
Life & Health Insurance - 1.5%
Torchmark Corp.	541,500	41,424,750
Multi-Line Insurance - 2.5%
American International Group, Inc.	350,000	21,882,000
Hartford Financial Services Group, Inc.	925,000	48,627,250
		70,509,250
Property & Casualty Insurance - 7.8%
Allstate Corp.	573,215	50,695,135
Chubb Ltd.	492,300	71,570,574
FNF Group	886,100	39,723,863
The Travelers Companies, Inc.	492,300	62,290,719
		224,280,291
Reinsurance - 1.1%
Reinsurance Group of America, Inc.	253,000	32,482,670

TOTAL INSURANCE		394,152,461

IT Services - 2.2%
Data Processing & Outsourced Services - 2.2%
Visa, Inc. Class A	265,000	24,851,700
WEX, Inc. (b)	350,000	36,494,500
		61,346,200
Real Estate Management & Development - 0.6%
Real Estate Development - 0.2%
Howard Hughes Corp. (b)	34,576	4,247,316
Real Estate Operating Companies - 0.0%
The RMR Group, Inc.	27,600	1,342,740
Real Estate Services - 0.4%
CBRE Group, Inc. (b)	342,302	12,459,793

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		18,049,849

Textiles, Apparel & Luxury Goods - 0.1%
Textiles - 0.1%
Safety Income and Growth, Inc.	68,300	1,307,945
Thrifts & Mortgage Finance - 0.7%
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (b)	1,158,000	12,969,600
Radian Group, Inc.	490,395	8,017,958
Washington Mutual, Inc. (b)	155,200	2
		20,987,560
TOTAL COMMON STOCKS
(Cost $2,140,879,098)		2,787,615,545

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 1.10% (c)	76,166,685	76,181,918
Fidelity Securities Lending Cash Central Fund 1.09% (c)(d)	9,442,355	9,443,299
TOTAL MONEY MARKET FUNDS
(Cost $85,625,923)		85,625,217
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $2,226,505,021)		2,873,240,762
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(14,241,465)
NET ASSETS - 100%		$2,858,999,297

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$270,436
Fidelity Securities Lending Cash Central Fund	5,119
Total	$275,555

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,787,615,545	$2,787,615,543	$--	$2
Money Market Funds	85,625,217	85,625,217	--	--
Total Investments in Securities:	$2,873,240,762	$2,873,240,760	$--	$2

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,237,509,607. Net unrealized appreciation aggregated $635,731,155, of which $658,236,627 related to appreciated investment securities and $22,505,472 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Floating Rate Central Fund

June 30, 2017

FR1-QTLY-0817
1.816012.113

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 95.0%(a)
	Principal Amount	Value
Aerospace - 1.0%
DAE Aviation Holdings, Inc. Tranche B, term loan 4.98% 7/7/22 (b)	$1,994,924	$2,008,888
Gemini HDPE LLC Tranche B, term loan 4.1718% 8/7/21 (b)	1,164,036	1,169,134
TransDigm, Inc.:
Tranche C, term loan 4.2838% 2/28/20 (b)	3,164,796	3,162,961
Tranche D, term loan 4.292% 6/4/21 (b)	4,750,406	4,745,085
Tranche F, term loan 4.2261% 6/9/23 (b)	4,462,444	4,453,296

TOTAL AEROSPACE		15,539,364

Automotive & Auto Parts - 1.3%
Caliber Holdings Corp.:
Tranche 1LN, term loan 4.0447% 2/1/24 (b)	1,496,250	1,500,619
Tranche 2LN, term loan:
3% 2/1/24 (b)(c)	150,000	150,438
8.2947% 2/1/25 (b)	450,000	460,688
Chrysler Group LLC term loan 3.16% 12/31/18 (b)	836,478	840,660
CPI Holdco LLC Tranche B 1LN, term loan 5.3% 3/21/24 (b)	2,384,025	2,392,965
Federal-Mogul Corp. Tranche C, term loan 4.9096% 4/15/21 (b)	1,909,912	1,914,687
NN, Inc. Tranche, term loan 4.9761% 4/3/21 (b)	1,980,000	1,977,525
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.6468% 11/27/20 (b)	6,527,850	6,070,900
Tranche 2LN, term loan 10.1468% 11/27/21 (b)	2,641,000	2,083,089
The Gates Corp. Tranche B 1LN, term loan 4.5464% 3/31/24 (b)	646,712	646,123
UOS LLC Tranche B 1LN, term loan 6.5333% 4/18/23 (b)	1,385,000	1,404,044

TOTAL AUTOMOTIVE & AUTO PARTS		19,441,738

Broadcasting - 1.3%
CBS Radio, Inc. term loan 4.7156% 10/17/23 (b)	3,592,642	3,597,132
Clear Channel Communications, Inc. Tranche D, term loan 7.9761% 1/30/19 (b)	10,470,000	8,524,360
Entercom Radio, LLC Tranche B, term loan 4.7032% 11/1/23 (b)	1,192,708	1,196,883
ION Media Networks, Inc. Tranche B, term loan 4.13% 12/18/20 (b)	3,344,713	3,361,436
Univision Communications, Inc. Tranche C 5LN, term loan 3.9761% 3/15/24 (b)	2,111,782	2,068,660

TOTAL BROADCASTING		18,748,471

Building Materials - 0.9%
GYP Holdings III Corp. Tranche B, term loan 4.1417% 4/1/23 (b)	4,025,621	4,033,189
HD Supply, Inc. Tranche B, term loan 3.8968% 10/17/23 (b)	1,488,750	1,496,194
Jeld-Wen, Inc. Tranche B 3LN, term loan 4.2964% 7/1/22 (b)	1,721,831	1,734,745
Unifrax I LLC Tranche B, term loan 5.0464% 4/4/24 (b)	1,000,000	1,002,500
Ventia Deco LLC Tranche B, term loan 4.6619% 5/21/22 (b)	4,970,512	5,020,217

TOTAL BUILDING MATERIALS		13,286,845

Cable/Satellite TV - 2.4%
Altice U.S. Finance SA Tranche B, term loan 3.4661% 7/28/25 (b)	1,995,000	1,975,050
Cable One, Inc. Tranche B, term loan 3.43% 5/1/24 (b)	1,270,000	1,273,175
Charter Communication Operating LLC:
term loan:
3.05% 1/3/21 (b)	3,823,394	3,832,952
3.23% 7/1/20 (b)	2,425,704	2,432,084
Tranche H, term loan 3.23% 1/15/22 (b)	1,975,000	1,979,207
Tranche I, term loan 3.4761% 1/15/24 (b)	6,206,039	6,225,836
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.6584% 1/7/22 (b)	3,480,000	3,442,312
Virgin Media Bristol LLC Tranche 1LN, term loan 3.9089% 1/31/25 (b)	4,500,000	4,498,875
WideOpenWest Finance LLC:
Tranche B, term loan 8/6/23 (d)	3,500,000	3,494,050
Tranche B, term loan 4.7018% 8/19/23 (b)	3,492,709	3,486,772
Zayo Group LLC Tranche B 1LN, term loan 3.7156% 1/19/24 (b)	2,749,031	2,750,185

TOTAL CABLE/SATELLITE TV		35,390,498

Capital Goods - 0.8%
Doosan Bobcat Tranche B, term loan 3.9294% 5/18/24 (b)	1,900,238	1,904,513
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.0447% 3/13/22 (b)	4,686,758	4,716,050
SRAM LLC. Tranche B, term loan 4.6147% 3/15/24 (b)	2,697,824	2,704,569
Zodiac Pool Solutions LLC:
Tranche 2LN, term loan 10.2964% 12/20/24 (b)	500,000	503,750
Tranche B, term loan 5.2964% 12/20/23 (b)	2,493,750	2,512,453

TOTAL CAPITAL GOODS		12,341,335

Chemicals - 1.9%
Ashland LLC Tranche B, term loan 3.2076% 5/17/24 (b)	2,000,000	2,006,260
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 4.0464% 3/30/24 (b)	1,786,036	1,797,199
Kraton Polymers LLC term loan 5.2261% 1/6/22 (b)	3,133,584	3,159,467
MacDermid, Inc.:
Tranche B 5LN, term loan 4.7261% 6/7/20 (b)	1,400,539	1,404,041
Tranche B 6LN, term loan 4% 6/7/23 (b)	3,329,959	3,332,457
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 4.7261% 6/30/22 (b)	2,822,799	2,815,742
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5464% 6/19/22 (b)	2,441,381	2,458,178
Tranche B 2LN, term loan 8.7964% 6/19/23 (b)	195,862	195,372
The Chemours Co. LLC Tranche B, term loan 3.57% 5/12/22 (b)	2,556,572	2,563,602
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.4761% 11/5/21 (b)	2,079,208	2,094,802
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.7964% 3/19/20 (b)	1,792,000	1,800,960
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.0385% 6/1/24 (b)	2,000,000	2,004,800
Univar, Inc. term loan 3.9761% 7/1/22 (b)	1,989,689	1,990,624
Venator Materials LLC Tranche B, term loan 6/29/24 (d)	1,375,000	1,378,438

TOTAL CHEMICALS		29,001,942

Consumer Products - 1.5%
CSM Bakery Supplies Tranche B 1LN, term loan 5.15% 7/3/20 (b)	2,588,290	2,455,640
Hercules Achievement, Inc. Tranche B, term loan 4.5669% 12/11/21 (b)	5,690,733	5,716,341
HLF Financing U.S. LLC Tranche B, term loan 6.7261% 2/15/23 (b)	2,541,438	2,566,852
Prestige Brands, Inc. term loan 3.9761% 1/26/24 (b)	2,482,915	2,491,879
Weight Watchers International, Inc. Tranche B 2LN, term loan 4.3769% 4/2/20 (b)	5,998,800	5,770,906
Wilsonart LLC Tranche B, term loan 4.8% 12/19/23 (b)	3,482,500	3,490,336

TOTAL CONSUMER PRODUCTS		22,491,954

Consumer Services - 0.2%
Optiv Security, Inc.:
Tranche 2LN, term loan 8.4375% 2/1/25 (b)	545,000	532,056
Tranche B 1LN, term loan 4.4375% 2/1/24 (b)	2,667,708	2,615,474

TOTAL CONSUMER SERVICES		3,147,530

Containers - 2.0%
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.81% 10/1/22 (b)	1,871,000	1,886,585
Tranche B, term loan 4.4322% 10/1/21 (b)	6,234,057	6,243,782
Berry Plastics Corp.:
term loan 3.6814% 10/1/22 (b)	3,949,542	3,951,754
Tranche L, term loan 3.3671% 1/6/21 (b)	4,384,667	4,382,124
BWAY Holding Co. Tranche B, term loan 4.3259% 4/3/24 (b)	1,500,000	1,499,190
Charter Nex U.S., Inc. Tranche B 1LN, term loan 4.4761% 5/11/24 (b)	1,355,000	1,354,160
Consolidated Container Co. Tranche B 1LN, term loan 4.7261% 5/22/24 (b)	2,510,000	2,519,940
Hostess Brands LLC Tranche B 1LN, term loan 3.7261% 8/3/22 (b)	371,669	372,691
Printpack Holdings, Inc. Tranche B, term loan 4.25% 7/26/23 (b)	1,275,362	1,283,334
Reynolds Group Holdings, Inc. Tranche B, term loan 4.2261% 2/5/23 (b)	6,982,325	6,987,423

TOTAL CONTAINERS		30,480,983

Diversified Financial Services - 3.9%
AlixPartners LLP Tranche B, term loan 4.2964% 4/4/24 (b)	3,990,000	4,004,963
ASP Chromaflo Intermediate Hol Tranche B 1LN, term loan 5.2261% 11/18/23 (b)	2,109,400	2,116,002
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 3.9622% 3/20/22 (b)	7,830,000	7,875,806
Constellation Brands Tranche B, term loan 5.0003% 12/16/23 (b)	2,493,750	2,503,102
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 4.0406% 4/27/24 (b)	3,000,000	2,987,250
Delos Finance SARL term loan 3.3968% 10/6/23 (b)	3,682,000	3,691,794
Emerald Exposit Holding, Inc. Tranche B, term loan 4.1468% 5/22/24 (b)	1,580,000	1,587,900
Finco I LLC Branche B, term loan 6/12/22 (d)	3,000,000	3,016,260
Fly Funding II SARL Tranche B, term loan 3.43% 2/9/23 (b)	3,485,932	3,490,289
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5464% 10/30/22 (b)	3,000,000	3,006,960
Focus Financial Partners LLC Tranche B 1LN, term loan 5/19/24 (d)	1,515,000	1,524,469
HarbourVest Partners LLC Tranche B, term loan 3.6551% 2/4/21 (b)	1,295,864	1,294,244
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8.2281% 9/11/22 (b)	2,495,000	2,314,113
Tranche B 1LN, term loan 4.9781% 9/11/21 (b)	2,816,178	2,766,894
Kingpin Intermediate Holdings LLC Branche B, term loan 6/28/24 (d)	1,000,000	1,003,750
Nab Holdings LLC Tranche B, term loan 6/14/24 (d)	1,920,000	1,921,594
Ocwen Loan Servicing LLC Tranche B, term loan 6% 12/5/20 (b)	1,471,139	1,458,885
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7.2261% 10/31/22 (b)	3,979,874	4,037,582
TransUnion LLC Tranche B 2LN, term loan 3.7261% 4/9/23 (b)	4,866,323	4,894,109
UFC Holdings LLC Tranche B 1LN, term loan 4.47% 8/18/23 (b)	3,275,250	3,279,934

TOTAL DIVERSIFIED FINANCIAL SERVICES		58,775,900

Energy - 4.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	2,384,306	2,384,306
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 5.7261% 5/18/23 (b)	2,000,000	1,992,500
California Resources Corp. Tranche 1LN, term loan 11.5339% 12/31/21 (b)	3,640,000	3,840,200
Chesapeake Energy Corp. Tranche 1LN, term loan 8.6864% 8/23/21 (b)	2,500,000	2,641,250
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.9324% 5/16/21 (b)	4,118,000	3,958,428
Citgo Holding, Inc. Tranche B, term loan 9.7964% 5/12/18 (b)	3,887,363	3,942,020
Citgo Petroleum Corp. Tranche B, term loan 4.6468% 7/29/21 (b)	379,415	379,415
Crestwood Holdings Partners LLC Tranche B, term loan 9.2094% 6/19/19 (b)	6,376,342	6,206,285
Empire Generating Co. LLC:
Tranche B, term loan 5.43% 3/14/21 (b)	1,046,720	1,002,235
Tranche C, term loan 5.43% 3/14/21 (b)	103,727	99,318
Expro Finservices SARL Tranche B, term loan 5.96% 9/2/21 (b)	8,102,092	5,502,698
Foresight Energy LLC Tranche B 1LN, term loan 6.7947% 3/28/22 (b)	1,995,000	1,896,507
FTS International, Inc. Tranche B, term loan 5.7947% 4/16/21 (b)	2,748,815	2,192,180
Gavilan Resources LLC Tranche 2LN, term loan 7.0759% 3/1/24 (b)	3,500,000	3,319,155
Gulf Finance LLC Tranche B 1LN, term loan 6.3% 8/25/23 (b)	7,458,603	6,927,177
MRP Generation Holdings LLC Tranche B, term loan 8.1468% 10/18/22 (b)	2,074,161	1,928,970
Pacific Drilling SA Tranche B, term loan 4.75% 6/3/18 (b)	2,228,508	1,011,186
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	1,664,650	1,477,377
Seadrill Operating LP Tranche B, term loan 4.2964% 2/21/21 (b)	3,790,026	2,410,456
Terra-Gen Finance Co. LLC Tranche B, term loan 5.2947% 12/9/21 (b)	4,514,984	4,153,785
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5.6468% 6/26/22 (b)	3,326,727	3,335,044

TOTAL ENERGY		60,600,492

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3.4656% 12/15/23 (b)	1,356,600	1,358,635
AMC Entertainment, Inc. Tranche B, term loan 3.4594% 12/15/22 (b)	1,477,500	1,480,145
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5.05% 7/28/22	2,754,678	2,765,008
Tranche B 2LN, term loan 9.3968% 7/8/23 (b)	760,000	761,900
Lions Gate Entertainment Corp. term loan 4.2261% 12/8/23 (b)	2,350,000	2,362,479

TOTAL ENTERTAINMENT/FILM		8,728,167

Environmental - 0.5%
Metal Services LLC Tranche B, term loan 8.7964% 6/30/19 (b)	1,806,527	1,816,318
The Brickman Group, Ltd. Tranche B 1LN, term loan 4.2174% 12/18/20 (b)	3,372,733	3,374,318
WTG Holdings III Corp.:
term loan 5.7964% 1/15/21 (b)	1,481,250	1,488,656
Tranche B 1LN, term loan 5.0464% 1/15/21 (b)	1,454,311	1,459,764

TOTAL ENVIRONMENTAL		8,139,056

Food & Drug Retail - 2.7%
Albertson's LLC Tranche B, term loan:
3.9761% 8/25/21 (b)	16,869,400	16,641,663
4.2511% 6/22/23 (b)	4,100,725	4,051,188
4.2933% 12/21/22 (b)	5,081,994	5,021,976
GOBP Holdings, Inc. Tranche B 1LN, term loan 5.1468% 10/21/21 (b)	4,697,789	4,624,410
Pizza Hut Holdings LLC Tranche B, term loan 3.2094% 6/16/23 (b)	2,233,153	2,239,294
RPI Finance Trust Tranche B 6LN, term loan 3.1529% 3/27/23 (b)	4,500,000	4,513,365
Smart & Final, Inc. Tranche B, term loan 4.6038% 11/15/22 (b)	3,721,971	3,566,877

TOTAL FOOD & DRUG RETAIL		40,658,773

Food/Beverage/Tobacco - 1.6%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 5.4761% 3/20/24 (b)	1,007,475	1,017,550
Chobani LLC Tranche B, term loan 5.4761% 10/7/23 (b)	4,544,831	4,570,418
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.73% 6/28/20 (b)	1,778,379	1,671,676
Post Holdings, Inc. Tranche B, term loan 3.47% 5/24/24 (b)	6,000,000	6,004,260
Shearer's Foods, Inc.:
Tranche 2LN, term loan 8.0464% 6/30/22 (b)	4,827,000	4,658,055
Tranche B 1LN, term loan 5.0843% 6/30/21 (b)	1,547,797	1,541,993
U.S. Foods, Inc. Tranche B, term loan 3.98% 6/27/23 (b)	3,960,000	3,974,533

TOTAL FOOD/BEVERAGE/TOBACCO		23,438,485

Gaming - 6.1%
Affinity Gaming LLC Tranche B, term loan 4.7261% 7/1/23 (b)	1,927,903	1,938,757
American Casino & Entertainment Properties LLC Tranche B, term loan 4.4761% 7/7/22 (b)	1,770,508	1,774,191
AP Gaming I LLC term loan 6.5862% 2/15/24 (b)	1,320,000	1,328,804
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3.4062% 10/20/21 (b)	4,591,521	4,609,749
Boyd Gaming Corp. Tranche B 1LN, term loan 3.6878% 9/15/23 (b)	2,980,638	2,986,241
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 4.5447% 10/11/20 (b)	11,645,115	11,700,895
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3.7947% 5/8/21 (b)	17,569,501	17,644,171
CCM Merger, Inc. Tranche B, term loan 3.9761% 8/8/21 (b)	3,212,028	3,219,255
Eldorado Resorts, Inc. Tranche B, term loan 3.375% 4/17/24 (b)	5,102,213	5,057,568
Gateway Casinos & Entertainment Ltd. term loan 5.0464% 2/22/23 (b)	3,595,000	3,618,979
Golden Nugget, Inc. Tranche B, term loan:
4.68% 11/21/19 (b)	2,363,056	2,385,221
4.71% 11/21/19 (b)	5,512,924	5,564,635
Greektown Holdings LLC Tranche B, term loan 4.2261% 4/25/24 (b)	1,385,000	1,382,923
MGM Mirage, Inc. Tranche A, term loan 3.4761% 4/25/21 (b)	2,269,313	2,269,313
Mohegan Tribal Gaming Authority Tranche B, term loan 5.2261% 10/14/23 (b)	2,487,500	2,513,146
Penn National Gaming, Inc. Tranche B, term loan 3.7964% 1/19/24 (b)	877,800	881,566
Scientific Games Corp. Tranche B 3LN, term loan 5.1083% 10/1/21 (b)	10,183,326	10,278,133
Seminole Tribe Florida Tranche B, term loan 6/23/24 (d)	2,500,000	2,503,750
Station Casinos LLC Tranche B, term loan 3.71% 6/8/23 (b)	5,830,938	5,820,325
Tropicana Entertainment, Inc. Tranche B, term loan 4.2964% 11/27/20 (b)	1,385,119	1,388,582
Yonkers Racing Corp. Tranche B 1LN, term loan 4.48% 5/31/24 (b)	2,000,000	1,998,340

TOTAL GAMING		90,864,544

Healthcare - 7.7%
Alere, Inc. Tranche B, term loan 4.3% 6/18/22 (b)	2,232,986	2,236,983
American Renal Holdings, Inc. Tranche B, term loan 6/22/24 (d)	2,000,000	1,994,380
Bcp Raptor LLC Tranche B, term loan 5.4656% 6/22/24 (b)	4,000,000	3,950,000
Commerce Merger Sub, Inc. Tranche B, term loan 6/22/24 (d)	1,375,000	1,373,859
Community Health Systems, Inc.:
Tranche G, term loan 3.8984% 12/31/19 (b)	2,799,495	2,794,372
Tranche H, term loan 4.1484% 1/27/21 (b)	11,396,292	11,371,334
Envision Healthcare Corp. Tranche B, term loan 4.3% 12/1/23 (b)	5,119,637	5,140,115
Equian LLC:
Tranche B, term loan 4.9284% 5/19/24 (b)	2,248,235	2,263,703
Tranche DD, term loan 5/19/24 (c)(d)	691,765	696,524
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3.4761% 2/15/24 (b)	3,980,025	3,998,055
Tranche B 9LN, term loan 3.2261% 3/18/23 (b)	6,423,900	6,436,298
InVentiv Health, Inc. Tranche B, term loan 4.9518% 11/9/23 (b)	3,980,000	3,984,975
JLL/Delta Dutch Newco BV Tranche B 1LN, term loan 4.5044% 4/20/24 (b)	8,000,000	8,010,000
Kindred Healthcare, Inc. Tranche B, term loan 4.6875% 4/9/21 (b)	4,157,884	4,168,279
Milk Specialties Co. Tranche B, term loan 5.2964% 8/16/23 (b)	802,603	808,125
MPH Acquisition Holdings LLC Tranche B, term loan 4.1468% 6/7/23 (b)	2,727,666	2,725,538
Onex Schumacher Finance LP Tranche B 1LN, term loan 5.2261% 7/31/22 (b)	646,771	646,500
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.7827% 6/30/21 (b)	9,539,917	9,478,384
Precyse Acquisition Corp. Tranche B, term loan 5.7261% 10/20/22 (b)	1,485,000	1,491,504
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 8.4761% 10/21/24 (b)	1,000,000	1,020,000
Tranche B 1LN, term loan 4.4761% 10/21/23 (b)	2,985,000	2,992,463
Project Ruby Ultimate Parent Corp. Tranche B, term loan 4.7947% 2/9/24 (b)	997,578	997,578
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 4.83% 11/3/20 (b)	1,856,267	1,862,077
U.S. Anesthesia Partners, Inc. Tranche B, term loan 4.4656% 6/23/24 (b)	1,000,000	1,000,000
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9.2964% 12/31/23 (b)	4,000,000	3,755,000
Tranche B 1LN, term loan 5.5464% 12/31/22 (b)	6,699,859	6,467,441
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.83% 4/1/22 (b)	19,059,193	19,309,440
Vizient, Inc. Tranche B 3LN, term loan 4.7261% 2/11/23 (b)	3,959,338	3,990,696

TOTAL HEALTHCARE		114,963,623

Homebuilders/Real Estate - 1.6%
Americold Realty Operating Partnership LP Tranche B, term loan 4.9761% 12/1/22 (b)	1,980,000	2,007,225
Communications Sales & Leasing, Inc. Tranche B, term loan 4.2261% 10/24/22 (b)	3,742,647	3,747,326
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.447% 11/4/21 (b)	4,480,276	4,471,315
Lightstone Holdco LLC:
Tranche B, term loan 5.7261% 1/30/24 (b)	2,927,185	2,846,688
Tranche C, term loan 5.7261% 1/30/24 (b)	181,040	176,061
MGM Growth Properties Operating Partner LP Tranche B, term loan 3.2947% 4/25/23 (b)	4,810,348	4,814,581
RE/MAX LLC Tranche B, term loan 4.0464% 12/15/23 (b)	1,265,438	1,267,019
Realogy Group LLC term loan 3.4761% 7/20/22 (b)	4,911,777	4,924,056

TOTAL HOMEBUILDERS/REAL ESTATE		24,254,271

Hotels - 1.5%
ESH Hospitality, Inc. Tranche B, term loan 3.7261% 8/30/23 (b)	2,977,538	2,987,959
Four Seasons Holdings, Inc. Tranche B, term loan 3.7261% 11/30/23 (b)	7,689,667	7,734,497
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3.2161% 10/25/23 (b)	4,113,169	4,123,904
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.9084% 4/14/21 (b)	3,094,231	3,104,875
Playa Resorts Holding BV Tranche B, term loan 4.1704% 4/27/24 (b)	4,000,000	3,998,120

TOTAL HOTELS		21,949,355

Insurance - 2.7%
Acrisure LLC Tranche B 1LN, term loan 6.2964% 11/22/23 (b)	5,885,250	5,934,274
Alliant Holdings Intermediate LLC Tranche B, term loan 4.4165% 8/14/22 (b)	3,912,483	3,904,658
AmWINS Group, Inc.:
Tranche 2LN, term loan 7.7947% 1/25/25 (b)	320,000	325,600
Tranche B 1LN, term loan 3.8362% 1/25/24 (b)	1,990,000	1,988,766
Asurion LLC:
term loan 4.2947% 8/4/22 (b)	7,461,201	7,491,494
Tranche B 2LN, term loan 8.5447% 3/3/21 (b)	2,130,000	2,137,988
Tranche B 5LN, term loan 4.0447% 11/3/23 (b)	2,939,750	2,954,449
HUB International Ltd. Tranche B 1LN, term loan 4.1723% 10/2/20 (b)	5,343,886	5,354,467
Lonestar Intermediate Super Holdings LLC term loan 10.2261% 8/31/21 pay-in-kind (b)	2,825,000	2,904,467
USI, Inc. Tranche, term loan 4.1796% 5/16/24 (b)	4,805,000	4,768,963
VF Holdings Corp. term loan 4.5464% 6/30/23 (b)	1,985,000	1,982,102

TOTAL INSURANCE		39,747,228

Leisure - 1.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 5.0464% 5/30/21 (b)	2,532,393	2,514,464
Cedar Fair LP Tranche B, term loan 3.4761% 4/13/24 (b)	519,400	522,646
Delta 2 SARL Tranche B, term loan 4.5044% 2/1/24 (b)	6,390,000	6,391,342
Equinox Holdings, Inc.:
Tranche 2LN, term loan 8.2261% 9/8/24 (b)	1,000,000	1,016,880
Tranche B 1LN, term loan 4.2947% 3/8/24 (b)	2,992,500	3,002,794
Fitness International LLC Tranche B, term loan 5.4761% 7/1/20 (b)	1,504,221	1,523,490
Intrawest Resorts Holdings, Inc. Tranche B, term loan:
6/28/24 (d)	2,290,441	2,293,304
6/28/24 (d)	1,209,559	1,211,071
LTF Merger Sub, Inc. Tranche B, term loan 4.2261% 6/10/22 (b)	3,641,658	3,643,187
SMG Tranche B 1LN, term loan 4.7964% 2/27/20 (b)	2,542,334	2,547,114

TOTAL LEISURE		24,666,292

Metals/Mining - 1.2%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.9761% 5/20/21 (b)	1,813,441	1,813,441
Murray Energy Corp. Tranche B 2LN, term loan 8.5464% 4/16/20 (b)	11,141,561	10,863,022
Peabody Energy Corp. term loan 5.7261% 3/31/22 (b)	4,972,538	4,961,349
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (e)	3,491,235	0

TOTAL METALS/MINING		17,637,812

Paper - 0.6%
Caraustar Industries, Inc. Tranche B, term loan 6.7964% 3/14/22 (b)	4,369,050	4,366,865
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 4.3976% 12/29/23 (b)	4,305,000	4,314,858

TOTAL PAPER		8,681,723

Publishing/Printing - 3.1%
Cengage Learning, Inc. Tranche B, term loan 5.3387% 6/7/23 (b)	7,653,777	7,214,527
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	6,976,407	6,413,969
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 7.2964% 12/31/21 (b)	2,646,019	2,655,942
Tranche B 6LN, term loan 6.7964% 2/9/22 (b)	1,917,023	1,917,503
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.2261% 5/29/21 (b)	5,880,000	5,571,300
McGraw-Hill Global Education Holdings, LLC term loan 5.2261% 5/4/22 (b)	6,432,016	6,318,427
Merrill Communications LLC Tranche B, term loan 6.4218% 6/1/22 (b)	2,923,882	2,931,192
Montreign Operating Co. LLC Tranche B 1LN, term loan 9.4761% 1/19/23 (b)	3,240,000	3,268,350
Proquest LLC Tranche B, term loan 5.2938% 10/24/21 (b)	3,367,546	3,378,087
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.6217% 8/14/20 (b)	6,188,305	6,192,204

TOTAL PUBLISHING/PRINTING		45,861,501

Restaurants - 0.8%
Burger King Worldwide, Inc. Tranche B, term loan 3.5035% 2/17/24 (b)	1,072,307	1,069,294
CEC Entertainment, Inc. Tranche B, term loan 4.2261% 2/14/21 (b)	1,961,567	1,950,131
Landry's Acquisition Co. Tranche B 1LN, term loan 3.9114% 10/4/23 (b)	7,370,528	7,342,888
Red Lobster Hospitality LLC Tranche B, term loan 6.4761% 7/28/21 (b)	1,997,869	2,007,859

TOTAL RESTAURANTS		12,370,172

Services - 9.7%
Abacus Innovations Corp. Tranche B, term loan 3.5% 8/16/23 (b)	2,273,039	2,283,836
Acosta, Inc. Tranche B, term loan 4.4761% 9/26/21 (b)	2,706,569	2,414,259
Almonde, Inc.:
Tranche 2LN, term loan 8.4589% 6/13/25 (b)	1,725,000	1,754,567
Tranche B 1LN, term loan 4.7364% 6/13/24 (b)	7,500,000	7,497,225
Ancestry.Com Operations, Inc.:
Tranch B 1LN, term loan 4.34% 10/19/23 (b)	4,940,000	4,956,450
Tranche 2LN, term loan 9.46% 10/19/24 (b)	725,000	740,102
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 5.491% 6/21/24 (b)	3,500,000	3,492,335
Bright Horizons Family Solutions Tranche B, term loan 3.4761% 11/7/23 (b)	1,750,392	1,757,832
Cactus Wellhead LLC Tranche B, term loan 7.2261% 7/31/20 (b)	5,415,511	5,253,046
Coinmach Service Corp. Tranche B, term loan 4.9656% 11/14/22 (b)	7,328,283	7,280,649
Creative Artists Agency LLC Tranche B, term loan 4.6641% 2/15/24 (b)	2,383,025	2,396,918
Garda World Security Corp. Tranche B, term loan 5.2261% 5/26/24 (b)	856,463	861,456
GCA Services Group, Inc. Tranche B 1LN, term loan 5.9024% 3/1/23 (b)	1,958,932	1,963,829
Greeneden U.S. Holdings II LLC Tranche B, term loan 12/1/23 (d)	6,480,073	6,494,653
KAR Auction Services, Inc. Tranche B, term loan 3.8125% 3/9/23 (b)	1,425,415	1,434,324
Karman Buyer Corp.:
Tranche 1LN, term loan 4.5464% 7/25/21 (b)	3,677,601	3,519,023
Tranche 2LN, term loan 7.7964% 7/25/22 (b)	1,865,000	1,781,075
KUEHG Corp. Tranche B 1LN, term loan 5.0464% 8/13/22 (b)	5,916,537	5,942,452
Laureate Education, Inc. Tranche B 1LN, term loan 5.7261% 4/26/24 (b)	26,992,350	27,101,932
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.7261% 4/7/21 (b)	7,560,551	7,555,864
Nord Anglia Education Tranche B, term loan 4.7018% 3/31/21 (b)	8,399,378	8,436,167
Prime Security Services Borrower LLC Tranche B 1LN, term loan 4.2938% 5/2/22 (b)	12,896,366	12,888,370
SAI Global GP Tranche B, term loan 5.7964% 12/8/23 (b)	2,985,000	3,022,313
Science Applications International Corp. Tranche B, term loan 3.6875% 5/4/22 (b)	2,354,601	2,363,431
Summit Midstream Partners LP Tranche B, term loan 7.2261% 5/16/22 (b)	4,000,000	4,040,000
The GEO Group, Inc. Tranche B, term loan 3.33% 3/23/24 (b)	1,835,400	1,836,556
The ServiceMaster Co. Tranche B, term loan 3.7261% 11/8/23 (b)	2,982,506	2,994,317
Thomson Reuters IP&S Tranche B 1LN, term loan 4.7261% 10/3/23 (b)	4,669,771	4,694,801
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.2964% 5/14/22 (b)	5,243,251	5,243,251
Tranche B 2LN, term loan 8.0447% 5/14/23 (b)	645,000	638,550
Xerox Business Services LLC Tranche B, term loan 5.2261% 12/7/23 (b)	2,598,184	2,627,414

TOTAL SERVICES		145,266,997

Steel - 0.2%
JMC Steel Group, Inc. Tranche B, term loan 4.7894% 6/14/21 (b)	3,281,505	3,297,092
Super Retail - 5.3%
Academy Ltd. Tranche B, term loan 5.1968% 7/2/22 (b)	5,997,526	4,636,088
Bass Pro Group LLC:
term loan 6.0464% 6/9/18 (b)	2,000,000	2,011,260
Tranche B, term loan 4.3671% 6/5/20 (b)	4,849,527	4,834,396
Bass Pro Shops LLC. Tranche B, term loan 6.2964% 12/16/23 (b)	15,090,000	14,644,845
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.71% 2/3/25 (b)	2,500,000	2,414,850
Tranche B 1LN, term loan 4.9681% 2/3/24 (b)	7,000,000	6,774,670
Davids Bridal, Inc. Tranche B, term loan 5.3% 10/11/19 (b)	3,082,956	2,317,365
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4.4761% 8/19/23 (b)	3,970,000	3,965,554
Jade Germany GmbH Tranche B, term loan 6.7964% 5/31/23 (b)	3,000,000	3,007,500
JC Penney Corp., Inc. Tranche B, term loan 5.4504% 6/23/23 (b)	11,769,671	11,604,190
Party City Holdings, Inc. term loan 4.171% 8/19/22 (b)	5,391,694	5,394,605
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 4.1718% 1/26/23 (b)	5,988,561	5,392,699
PetSmart, Inc. term loan 4.22% 3/11/22 (b)	9,597,748	8,915,252
Sears Holdings Corp. Tranche ABL, term loan 5.7238% 6/30/18 (b)	3,213,834	3,161,610
Sports Authority, Inc. Tranche B, term loan 0% 11/16/17 (e)	3,462,176	137,414

TOTAL SUPER RETAIL		79,212,298

Technology - 12.4%
Applied Systems, Inc. Tranche B 1LN, term loan 4.5464% 1/23/21 (b)	1,103,406	1,109,839
Aptean, Inc.:
Tranche 2LN, term loan 10.54% 12/20/23 (b)	795,000	793,513
Tranche B 1LN, term loan 5.55% 12/20/22	2,250,000	2,254,928
Bright Bidco BV Tranche B, term loan 5.7964% 3/17/24 (b)	2,000,000	2,028,000
Cavium, Inc. Tranche B 1LN, term loan 3.4661% 8/16/22 (b)	1,919,841	1,915,041
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.7261% 9/15/20 (b)	4,189,422	4,155,404
Cologix Holdings, Inc. Tranche B 1LN, term loan 4.2156% 3/20/24 (b)	2,758,088	2,753,481
Compuware Corp.:
term loan 9.55% 12/15/22 (b)	3,230,870	3,242,985
Tranche B 3LN, term loan 5.55% 12/15/21 (b)	4,391,309	4,418,755
Datapipe, Inc. Tranche B 1LN, term loan 6.0464% 3/15/19 (b)	6,589,689	6,606,164
Dell International LLC:
Tranche A 1LN, term loan 3.23% 12/31/18 (b)	531,659	531,851
Tranche B, term loan 3.73% 9/7/23 (b)	2,206,969	2,214,318
EIG Investors Corp. Tranche B, term loan 5.2417% 2/9/23 (b)	7,462,500	7,478,022
Electro Rent Corp. Tranche B 1LN, term loan 6.2261% 1/31/24 (b)	2,487,500	2,501,505
Epicor Software Corp.:
Tranche B, term loan 4.98% 6/1/22 (b)	4,259,202	4,256,562
Tranche B2 1LN, term loan 5.05% 6/1/22 (b)	983,173	988,089
First Data Corp. Tranche B, term loan 3.4661% 7/10/22 (b)	13,820,713	13,792,657
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.4062% 6/17/22 (b)	855,000	849,656
Tranche B 1LN, term loan 5.1468% 6/17/21 (b)	1,890,647	1,895,374
Genesys Telecommunications Laboratories, Inc. term loan 5.1584% 12/1/23 (b)	6,463,759	6,478,303
Global Payments, Inc. Tranche B 2LN, term loan 3.22% 4/22/23 (b)	1,545,435	1,549,298
Go Daddy Operating Co. LLC Tranche B, term loan 3.7261% 2/15/24 (b)	1,498,390	1,501,012
Hyland Software, Inc. Tranche B 1LN, term loan 4.4761% 7/1/22	1,490,000	1,498,195
Infor U.S., Inc. Tranche B 6LN, term loan 3.8968% 2/1/22 (b)	2,981,972	2,961,218
Information Resources, Inc.:
Tranche 2LN, term loan 9.4656% 1/18/25 (b)	1,000,000	995,000
Tranche B 1LN, term loan 5.4656% 1/18/24 (b)	3,610,950	3,619,977
Inmar, Inc.:
Tranche 2LN, term loan 11.25% 5/1/25 (b)	335,000	330,813
Tranche B 1LN, term loan 6.75% 5/1/24 (b)	1,175,000	1,176,833
Kronos, Inc.:
term loan 9.4196% 11/1/24 (b)	7,835,000	8,125,522
Tranche B 1LN, term loan 4.6801% 11/1/23 (b)	6,982,500	7,024,395
Landesk Group, Inc. term loan:
5.48% 1/20/24 (b)	5,297,484	5,261,090
10.23% 1/20/25 (b)	1,000,000	998,330
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.7261% 10/16/23 (b)	810,000	801,900
Tranche B 3LN, term loan 4.7261% 10/16/22 (b)	2,763,627	2,753,263
MA FinanceCo. LLC Tranche B 3LN, term loan:
3.9639% 6/21/24 (b)	1,060,369	1,061,694
4.0302% 6/21/24 (b)	5,859,631	5,866,956
Microsemi Corp. Tranche B, term loan 3.3264% 1/15/23 (b)	1,474,097	1,475,114
Rackspace Hosting, Inc. Tranche B, term loan 4.1723% 11/3/23	7,064,758	7,058,147
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.8968% 4/9/21 (b)	5,023,867	5,037,984
Tranche 2LN, term loan 8.2964% 4/9/22 (b)	2,627,000	2,616,045
SolarWinds Holdings, Inc. Tranche B, term loan 4.7261% 2/5/23 (b)	2,970,075	2,974,530
Solera LLC Tranche B, term loan 4.4761% 3/3/23 (b)	4,133,073	4,144,645
Sophia L.P. term loan 4.5464% 9/30/22 (b)	5,313,705	5,298,189
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3.4761% 7/8/22 (b)	2,658,228	2,667,372
Tranche B 2LN, term loan 3.4761% 7/8/22 (b)	161,234	161,788
Sybil Software LLC. Tranche B, term loan 4.5464% 9/30/23 (b)	4,541,636	4,582,102
Syniverse Holdings, Inc. Tranche B, term loan 4.2964% 4/23/19 (b)	3,558,024	3,317,857
Tempo Acquisition LLC Tranche B, term loan 4.0603% 5/1/24 (b)	6,000,000	6,010,320
TIBCO Software, Inc. Tranche 1LN, term loan 5.73% 12/5/20 (b)	403,985	405,500
Travelclick, Inc. Tranche B 1LN, term loan 5.2261% 5/12/21 (b)	1,538,022	1,543,789
TTM Technologies, Inc. Tranche B 1LN, term loan 5.4761% 5/31/21 (b)	2,813,571	2,834,673
Uber Technologies, Inc. Tranche B, term loan 5.2156% 7/13/23 (b)	2,261,803	2,261,102
Veritas U.S., Inc.:
Tranche B 1LN, term loan 6.7718% 1/27/23 (b)	6,561,952	6,565,233
Tranche B, term loan 5.6922% 1/27/23 (b)	6,561,952	6,565,233
Vfh Parent LLC Tranche B, term loan 12/30/21 (d)	1,890,000	1,900,244
WEX, Inc. Tranche B, term loan 4.7261% 7/1/23 (b)	2,750,554	2,762,602

TOTAL TECHNOLOGY		185,972,412

Telecommunications - 8.0%
Altice Financing SA Tranche B, term loan 3.908% 7/15/25 (b)	2,000,000	1,993,120
Blucora, Inc. Tranche B, term loan 5.0372% 5/22/24 (b)	1,440,000	1,450,800
Consolidated Communications, Inc. Tranche B 2LN, term loan 10/5/23 (d)	2,000,000	2,004,500
Digicel International Finance Ltd. Tranche B, term loan 4.94% 5/25/24 (b)	5,435,000	5,467,284
DigitalGlobe, Inc. Tranche B, term loan 3.9761% 1/15/24 (b)	1,910,400	1,910,400
Evo Payments International LLC Tranche B 1LN, term loan 6.23% 12/20/23 (b)	2,992,500	3,021,168
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	7,123,187	7,124,683
GTT Communications, Inc. Tranche B, term loan 5.25% 1/9/24 (b)	1,213,900	1,216,182
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 4.0003% 6/30/19 (b)	12,465,000	12,350,073
Level 3 Financing, Inc. Tranche B, term loan 3.4656% 2/22/24 (b)	8,400,000	8,415,792
LTS Buyer LLC Tranche B 1LN, term loan 4.5464% 4/11/20 (b)	7,512,525	7,535,062
Neptune Finco Corp. Tranche B, term loan 3.4594% 7/17/25 (b)	3,447,550	3,420,831
Neustar, Inc.:
Tranche 2LN, term loan 2/28/25 (d)	875,000	884,844
Tranche B1 1LN, term loan 8/31/19 (d)	500,000	503,280
Tranche B2 1LN, term loan 2/29/24 (d)	3,050,000	3,068,117
Onvoy LLC Tranche B 1LN, term loan 5.7964% 2/10/24 (b)	2,992,500	2,999,981
Polycom, Inc. Tranche B, term loan 6.4437% 9/27/23 (b)	3,546,333	3,581,797
RP Crown Parent, LLC Tranche B, term loan 4.5447% 10/12/23 (b)	4,975,000	5,001,666
Sable International Finance Ltd. Tranche B, term loan 4.7261% 1/19/25 (b)	3,725,000	3,732,003
Securus Technologies Holdings, Inc. Tranche 2LN, term loan 9% 4/30/21 (b)	7,514,000	7,526,548
Securus Technologies, Inc.:
Tranche B, term loan:
6/15/24 (d)	4,000,000	3,991,680
6/15/25 (d)	1,500,000	1,503,750
Tranche B2 1LN, term loan 5.4761% 4/30/20 (b)	2,962,500	2,955,834
SFR Group SA Tranche B 11LN, term loan 3.9441% 7/31/25 (b)	5,500,000	5,450,170
Sprint Communications, Inc. Tranche B, term loan 3.5625% 2/3/24 (b)	13,082,213	13,079,465
Telesat LLC Tranche B 4LN, term loan 4.3% 11/17/23 (b)	7,438,863	7,470,775
Xplornet Communications, Inc. Tranche B, term loan 7.2964% 9/9/21 (b)	2,621,022	2,653,785

TOTAL TELECOMMUNICATIONS		120,313,590

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 6.243% 6/15/23 (b)	1,662,438	1,661,407
Transportation Ex Air/Rail - 0.5%
American Commercial Barge Line Tranche B 1LN, term loan 9.7947% 11/12/20 (b)	1,537,253	1,324,605
International Seaways Operatin Tranche B, term loan 6.79% 6/22/22 (b)	3,000,000	2,955,000
Navios Maritime Partners LP Tranche B, term loan 6.25% 9/14/20 (b)	3,258,750	3,244,509

TOTAL TRANSPORTATION EX AIR/RAIL		7,524,114

Utilities - 5.2%
APLP Holdings LP Tranche B, term loan 5.4761% 4/13/23 (b)	3,358,446	3,363,685
Calpine Corp.:
Tranche B 5LN, term loan 4.05% 1/15/24(b)	1,093,461	1,090,902
Tranche B, term loan 2.98% 11/30/17 (b)	1,454,545	1,454,545
Cortes NP Acquisition Corp. Tranche B, term loan 5.2261% 11/30/23 (b)	3,551,433	3,563,259
Dynegy, Inc. Tranche C, term loan 4.4761% 2/7/24 (b)	6,982,500	6,964,695
Energy Future Holdings Corp. Tranche B, term loan 6/23/18 (d)	14,000,000	14,035,000
Exgen Texas Power LLC Tranche B, term loan 5.8968% 9/18/21 (b)	4,300,399	2,564,887
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.7964% 11/13/21 (b)	6,053,000	5,568,760
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.4% 8/19/21 (b)	7,871,082	7,802,210
InterGen NV Tranche B, term loan 5.8% 6/13/20 (b)	7,079,458	7,064,733
Limetree Bay Terminals LLC term loan 6.1641% 2/15/24 (b)	3,421,425	3,455,639
Longview Power LLC Tranche B, term loan 7.05% 4/13/21 (b)	2,124,580	1,476,583
Moxie Patriot LLC Tranche B, term loan 6.8968% 12/19/20 (b)	7,177,469	6,567,384
Tex Operations Co. LLC:
Tranche B, term loan 3.9761% 8/4/23 (b)	6,074,128	6,017,213
Tranche C, term loan 3.7947% 8/4/23 (b)	1,392,289	1,379,243
USIC Holdings, Inc. Tranche B, term loan 4.9232% 12/9/23 (b)	1,995,000	1,997,494
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.4666% 12/14/23 (b)	3,482,500	3,479,888

TOTAL UTILITIES		77,846,120

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,429,156,314)		1,422,302,084

Nonconvertible Bonds - 3.0%
Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4.6584% 7/15/21 (b)(f)	1,780,000	1,808,925
Diversified Financial Services - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	1,500,000	1,629,990
Energy - 0.3%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (f)	1,605,000	1,645,125
7% 6/30/24	1,000,000	1,112,500
Consolidated Energy Finance SA:
4.9817% 6/15/22 (b)(f)	1,000,000	999,995
6.875% 6/15/25 (f)	1,000,000	1,030,000

TOTAL ENERGY		4,787,620

Gaming - 0.1%
Scientific Games Corp. 7% 1/1/22 (f)	1,285,000	1,368,525
Healthcare - 0.5%
Tenet Healthcare Corp.:
4.625% 7/15/24 (f)	1,110,000	1,111,388
4.7456% 6/15/20 (b)	2,545,000	2,570,450
7.5% 1/1/22 (f)	900,000	976,320
THC Escrow Corp. III:
4.625% 7/15/24 (f)	1,390,000	1,393,753
5.125% 5/1/25 (f)	1,000,000	1,003,750

TOTAL HEALTHCARE		7,055,661

Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	1,220,000	1,287,100
7.25% 11/30/21 (f)	2,000,000	2,172,500

TOTAL LEISURE		3,459,600

Paper - 0.2%
Xerium Technologies, Inc. 9.5% 8/15/21	2,500,000	2,656,250
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (f)	540,000	456,300
Services - 0.1%
APX Group, Inc. 7.875% 12/1/22	1,450,000	1,573,250
Super Retail - 0.2%
JC Penney Corp., Inc. 5.875% 7/1/23 (f)	1,020,000	1,012,350
PetSmart, Inc.:
5.875% 6/1/25 (f)	1,500,000	1,445,625
8.875% 6/1/25 (f)	1,000,000	923,600

TOTAL SUPER RETAIL		3,381,575

Technology - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (f)	1,004,000	1,027,509
4.42% 6/15/21 (f)	3,030,000	3,193,993
NXP BV/NXP Funding LLC 4.125% 6/1/21 (f)	2,665,000	2,806,245

TOTAL TECHNOLOGY		7,027,747

Telecommunications - 0.7%
Altice Financing SA 7.5% 5/15/26 (f)	3,095,000	3,435,450
Columbus International, Inc. 7.375% 3/30/21 (f)	764,000	810,795
SFR Group SA:
6% 5/15/22 (f)	450,000	470,813
6.25% 5/15/24 (f)	1,930,000	2,038,563
7.375% 5/1/26 (f)	3,010,000	3,265,850

TOTAL TELECOMMUNICATIONS		10,021,471

TOTAL NONCONVERTIBLE BONDS
(Cost $43,315,922)		45,226,914
	Shares	Value

Common Stocks - 0.5%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	52,192	4,404,483
Metals/Mining - 0.1%
Warrior Met Coal, Inc. Class A	52,896	815,498
Publishing/Printing - 0.1%
Tribune Media Co. Class A	35,222	1,436,001
Telecommunications - 0.0%
FairPoint Communications, Inc. (g)	32,378	506,716
TOTAL COMMON STOCKS
(Cost $10,473,604)		7,162,698

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (g)
(Cost $45,406)	45,439	45,439

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 1.10% (h)
(Cost $81,658,358)	81,648,286	81,664,616
TOTAL INVESTMENT PORTFOLIO - 104.0%
(Cost $1,564,649,604)		1,556,401,751
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(60,071,937)
NET ASSETS - 100%		$1,496,329,814

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $841,765 and $846,962, respectively.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Non-income producing - Security is in default.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,314,464 or 2.5% of net assets.

 (g) Non-income producing

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$556,069
Total	$556,069

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,436,001	$1,436,001	$--	$--
Energy	815,498	--	815,498	--
Materials	4,404,483	4,404,483	--	--
Telecommunication Services	506,716	506,716	--	--
Bank Loan Obligations	1,422,302,084	--	1,416,364,296	5,937,788
Corporate Bonds	45,226,914	--	45,226,914	--
Other	45,439	--	--	45,439
Money Market Funds	81,664,616	81,664,616	--	--
Total Investments in Securities:	$1,556,401,751	$88,011,816	$1,462,406,708	$5,983,227

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,567,254,216. Net unrealized depreciation aggregated $10,852,465, of which $21,409,236 related to appreciated investment securities and $32,261,701 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Health Care Central Fund

June 30, 2017

HCCIP-QTLY-0817
1.851900.110

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Biotechnology - 25.8%
Biotechnology - 25.8%
Ablynx NV (a)(b)	660,000	$8,510,617
AC Immune SA (b)	178,800	1,573,440
Acorda Therapeutics, Inc. (a)	440,000	8,668,000
Advanced Accelerator Applications SA sponsored ADR (a)	150,000	5,856,000
Advaxis, Inc. (a)(b)	600,000	3,894,000
Alexion Pharmaceuticals, Inc. (a)	260,000	31,634,200
Alnylam Pharmaceuticals, Inc. (a)	150,511	12,004,757
Amgen, Inc.	1,160,000	199,786,800
Amicus Therapeutics, Inc. (a)(b)	1,220,000	12,285,400
Ascendis Pharma A/S sponsored ADR (a)	200,000	5,552,000
BeiGene Ltd. ADR (a)	85,193	3,833,685
Biogen, Inc. (a)	76,000	20,623,360
BioMarin Pharmaceutical, Inc. (a)	380,000	34,511,600
bluebird bio, Inc. (a)	54,400	5,714,720
Blueprint Medicines Corp. (a)	280,000	14,187,600
Calithera Biosciences, Inc. (a)	233,832	3,472,405
Cellectis SA sponsored ADR (a)	152,400	3,934,968
China Biologic Products, Inc. (a)	70,000	7,917,000
Curis, Inc. (a)	1,200,000	2,268,000
Cytokinetics, Inc. (a)	280,000	3,388,000
CytomX Therapeutics, Inc. (a)	95,900	1,486,450
Five Prime Therapeutics, Inc. (a)	104,687	3,152,126
Heron Therapeutics, Inc. (a)	170,550	2,362,118
Insmed, Inc. (a)	840,000	14,414,400
Intercept Pharmaceuticals, Inc. (a)	76,951	9,316,458
La Jolla Pharmaceutical Co. (a)	54,100	1,610,557
Loxo Oncology, Inc. (a)	172,000	13,792,680
Neurocrine Biosciences, Inc. (a)	268,600	12,355,600
Protagonist Therapeutics, Inc.	309,869	3,504,618
Proteostasis Therapeutics, Inc. (a)	198,194	927,548
Prothena Corp. PLC (a)	11,800	638,616
Puma Biotechnology, Inc. (a)(b)	128,000	11,187,200
Regeneron Pharmaceuticals, Inc. (a)	31,000	15,225,340
Spark Therapeutics, Inc. (a)	101,923	6,088,880
TESARO, Inc. (a)(b)	172,000	24,055,920
Vertex Pharmaceuticals, Inc. (a)	400,000	51,548,000
Xencor, Inc. (a)	341,801	7,215,419
		568,498,482
Capital Markets - 0.3%
Asset Management & Custody Banks - 0.3%
RPI International Holdings LP (a)(c)	41,845	5,666,022
Diversified Consumer Services - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	211,800	5,710,128
Diversified Financial Services - 0.7%
Other Diversified Financial Services - 0.7%
Bioverativ, Inc.	274,384	16,509,685
Food & Staples Retailing - 2.1%
Drug Retail - 2.1%
CVS Health Corp.	575,000	46,264,500
Health Care Equipment & Supplies - 24.2%
Health Care Equipment - 24.2%
Atricure, Inc. (a)	513,100	12,442,675
Becton, Dickinson & Co.	414,000	80,775,540
Boston Scientific Corp. (a)	3,971,300	110,084,436
DexCom, Inc. (a)	400,000	29,260,000
Fisher & Paykel Healthcare Corp.	700,000	5,873,392
Insulet Corp. (a)	406,300	20,847,253
Integra LifeSciences Holdings Corp. (a)	280,000	15,262,800
Intuitive Surgical, Inc. (a)	88,000	82,312,560
Medtronic PLC	1,200,000	106,500,000
Nevro Corp. (a)(b)	90,000	6,698,700
NxStage Medical, Inc. (a)	500,000	12,535,000
Penumbra, Inc. (a)(b)	281,600	24,710,400
Wright Medical Group NV (a)	928,545	25,525,702
		532,828,458
Health Care Providers & Services - 21.9%
Health Care Distributors & Services - 0.9%
Amplifon SpA	500,000	6,601,627
EBOS Group Ltd.	1,000,000	12,824,000
		19,425,627
Health Care Facilities - 1.8%
HCA Holdings, Inc. (a)	250,000	21,800,000
Universal Health Services, Inc. Class B	150,000	18,312,000
		40,112,000
Health Care Services - 2.6%
American Renal Associates Holdings, Inc. (a)	440,000	8,162,000
Premier, Inc. (a)	334,397	12,038,292
Teladoc, Inc. (a)(b)	800,000	27,760,000
United Drug PLC (United Kingdom)	900,000	10,151,295
		58,111,587
Managed Health Care - 16.6%
Aetna, Inc.	500,000	75,915,000
Anthem, Inc.	66,000	12,416,580
Cigna Corp.	420,000	70,303,800
Humana, Inc.	215,000	51,733,300
UnitedHealth Group, Inc.	840,000	155,752,800
		366,121,480

TOTAL HEALTH CARE PROVIDERS & SERVICES		483,770,694

Health Care Technology - 3.1%
Health Care Technology - 3.1%
athenahealth, Inc. (a)	199,900	28,095,945
Castlight Health, Inc. (a)	700,500	2,907,075
Castlight Health, Inc. Class B (a)(b)	286,377	1,188,465
Evolent Health, Inc. (a)(b)	500,000	12,675,000
HealthStream, Inc. (a)	440,000	11,580,800
Medidata Solutions, Inc. (a)	160,000	12,512,000
		68,959,285
Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
Benefitfocus, Inc. (a)(b)	580,000	21,083,000
Life Sciences Tools & Services - 0.9%
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	340,000	20,165,400
Pharmaceuticals - 18.1%
Pharmaceuticals - 18.1%
Aclaris Therapeutics, Inc. (a)	157,800	4,279,536
Allergan PLC	660,000	160,439,400
Avexis, Inc. (a)	15,300	1,257,048
Bristol-Myers Squibb Co.	900,000	50,148,000
Catalent, Inc. (a)	300,000	10,530,000
Dechra Pharmaceuticals PLC	625,800	13,856,245
Eisai Co. Ltd.	220,000	12,172,065
GlaxoSmithKline PLC	1,900,000	40,445,801
Jazz Pharmaceuticals PLC (a)	220,000	34,210,000
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,800,000	13,429,191
Sanofi SA	200,000	19,163,996
The Medicines Company (a)	231,309	8,792,055
TherapeuticsMD, Inc. (a)(b)	1,800,000	9,486,000
Theravance Biopharma, Inc. (a)(b)	405,434	16,152,491
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,800,000	4,841,835
		399,203,663
Professional Services - 0.3%
Human Resource & Employment Services - 0.3%
WageWorks, Inc. (a)	100,000	6,720,000
Textiles, Apparel & Luxury Goods - 0.1%
Textiles - 0.1%
Dova Pharmaceuticals, Inc.	110,800	2,469,732
TOTAL COMMON STOCKS
(Cost $1,673,523,343)		2,177,849,049

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 0.2%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)	438,101	3,342,711
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc. Series C (c)	997,101	2,583,987

TOTAL CONVERTIBLE PREFERRED STOCKS		5,926,698

Nonconvertible Preferred Stocks - 0.9%
Health Care Equipment & Supplies - 0.9%
Health Care Equipment - 0.9%
Sartorius AG (non-vtg.)	200,000	19,297,766
TOTAL PREFERRED STOCKS
(Cost $20,484,702)		25,224,464

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.10% (d)	16,084,854	16,088,071
Fidelity Securities Lending Cash Central Fund 1.09% (d)(e)	76,083,732	76,091,341
TOTAL MONEY MARKET FUNDS
(Cost $92,177,406)		92,179,412
TOTAL INVESTMENT PORTFOLIO - 104.1%
(Cost $1,786,185,451)		2,295,252,925
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(90,607,513)
NET ASSETS - 100%		$2,204,645,412

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,592,720 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,885,246
Outset Medical, Inc. Series C	4/19/17	$2,583,987
RPI International Holdings LP	5/21/15 - 3/23/16	$5,567,439

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$159,748
Fidelity Securities Lending Cash Central Fund	660,114
Total	$819,862

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,177,849,049	$2,100,401,165	$71,781,862	$5,666,022
Preferred Stocks	25,224,464	19,297,766	--	5,926,698
Money Market Funds	92,179,412	92,179,412	--	--
Total Investments in Securities:	$2,295,252,925	$2,211,878,343	$71,781,862	$11,592,720

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,791,261,175. Net unrealized appreciation aggregated $503,991,750, of which $538,054,952 related to appreciated investment securities and $34,063,202 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® High Income Central Fund 1

June 30, 2017

HP1-QTLY-0817
1.816013.113

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 79.3%
	Principal Amount	Value
Aerospace - 0.4%
TransDigm, Inc.:
6% 7/15/22	$990,000	$1,019,700
6.375% 6/15/26	275,000	279,125
6.5% 5/15/25	915,000	931,013

TOTAL AEROSPACE		2,229,838

Air Transportation - 1.6%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	3,410,000	3,452,625
Allegiant Travel Co. 5.5% 7/15/19	550,000	570,625
American Airlines Group, Inc. 4.625% 3/1/20 (a)	550,000	568,849
American Airlines, Inc. pass-thru trust certificates 5.625% 7/15/22 (a)	161,394	168,656
Continental Airlines, Inc. pass-thru trust certificates 9.798% 4/1/21	845,853	928,323
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	579,777	658,047
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	940,000	958,800
Series 2013-1 Class B, 5.375% 11/15/21	159,521	167,896
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	413,456	438,264

TOTAL AIR TRANSPORTATION		7,912,085

Automotive & Auto Parts - 0.5%
Tenneco, Inc. 5% 7/15/26	830,000	839,338
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	1,625,000	1,714,375

TOTAL AUTOMOTIVE & AUTO PARTS		2,553,713

Broadcasting - 0.1%
AMC Networks, Inc. 4.75% 12/15/22	510,000	526,218
Building Materials - 1.3%
Building Materials Corp. of America:
5.125% 2/15/21 (a)	870,000	903,713
6% 10/15/25 (a)	2,100,000	2,247,000
CEMEX Finance LLC 6% 4/1/24 (a)	530,000	563,178
CEMEX S.A.B. de CV 5.7% 1/11/25 (a)	595,000	631,444
Eagle Materials, Inc. 4.5% 8/1/26	1,895,000	1,937,638
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	265,000	271,625

TOTAL BUILDING MATERIALS		6,554,598

Cable/Satellite TV - 5.3%
Altice SA 7.75% 5/15/22 (a)	9,675,000	10,267,574
Altice U.S. Finance SA 5.375% 7/15/23 (a)	1,625,000	1,691,016
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (a)	1,675,000	1,758,750
5.125% 5/1/27 (a)	2,910,000	2,975,475
5.5% 5/1/26 (a)	1,855,000	1,968,619
CSC Holdings, Inc. 5.5% 4/15/27 (a)	1,220,000	1,290,150
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	3,600,000	3,771,000
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	1,635,000	1,679,963
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	1,325,000	1,353,156

TOTAL CABLE/SATELLITE TV		26,755,703

Capital Goods - 0.5%
Belden, Inc. 5.25% 7/15/24 (a)	360,000	372,600
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	2,245,000	2,354,444

TOTAL CAPITAL GOODS		2,727,044

Chemicals - 1.9%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	580,000	586,342
3.45% 6/1/23	600,000	567,000
4.5% 12/1/26 (a)	420,000	431,869
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	650,000	669,500
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	1,575,000	1,653,750
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	775,000	772,094
5.25% 6/1/27 (a)	675,000	671,625
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	1,790,000	1,828,038
Olin Corp. 5.125% 9/15/27	1,725,000	1,776,750
The Chemours Co. LLC 5.375% 5/15/27	270,000	278,745
Versum Materials, Inc. 5.5% 9/30/24 (a)	515,000	541,394

TOTAL CHEMICALS		9,777,107

Containers - 2.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	925,000	949,513
4.625% 5/15/23 (a)	3,445,000	3,529,713
6% 2/15/25 (a)	920,000	966,000
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (a)	2,730,000	2,723,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.6584% 7/15/21(a)(b)	1,300,000	1,321,125
5.75% 10/15/20	385,000	393,986
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	805,000	825,125

TOTAL CONTAINERS		10,708,637

Diversified Financial Services - 5.2%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	590,000	623,188
FLY Leasing Ltd. 6.75% 12/15/20	975,000	1,021,313
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	9,095,000	9,311,006
6.25% 2/1/22	2,810,000	2,929,425
6.75% 2/1/24	615,000	641,199
ILFC E-Capital Trust I 4.66% 12/21/65 (a)(b)	1,810,000	1,724,025
ILFC E-Capital Trust II 4.95% 12/21/65 (a)(b)	4,940,000	4,717,700
MSCI, Inc. 4.75% 8/1/26 (a)	2,985,000	3,067,983
Navient Corp. 5.875% 10/25/24	1,695,000	1,725,171
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	640,000	640,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		26,401,010

Diversified Media - 0.4%
Block Communications, Inc. 6.875% 2/15/25 (a)	490,000	525,525
E.W. Scripps Co. 5.125% 5/15/25 (a)	165,000	169,950
MDC Partners, Inc. 6.5% 5/1/24 (a)	930,000	927,675
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	370,000	383,875

TOTAL DIVERSIFIED MEDIA		2,007,025

Energy - 12.6%
Antero Resources Corp.:
5% 3/1/25 (a)	725,000	703,250
5.125% 12/1/22	2,200,000	2,204,796
5.625% 6/1/23 (Reg. S)	865,000	875,813
Calfrac Holdings LP 7.5% 12/1/20 (a)	550,000	473,000
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (a)	670,000	686,750
5.875% 3/31/25	1,765,000	1,881,931
7% 6/30/24	1,475,000	1,640,938
Chesapeake Energy Corp.:
4.875% 4/15/22	2,630,000	2,445,900
5.75% 3/15/23	1,155,000	1,039,500
8% 1/15/25 (a)	900,000	891,000
8% 6/15/27 (a)	1,130,000	1,110,225
Concho Resources, Inc. 4.375% 1/15/25	1,235,000	1,259,700
Consolidated Energy Finance SA:
4.9817% 6/15/22 (a)(b)	3,330,000	3,329,983
6.875% 6/15/25 (a)	555,000	571,650
Continental Resources, Inc.:
3.8% 6/1/24	375,000	343,358
4.5% 4/15/23	2,460,000	2,349,300
4.9% 6/1/44	395,000	329,825
Covey Park Energy LLC 7.5% 5/15/25 (a)	490,000	490,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25 (a)	1,045,000	1,042,388
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,315,000	2,332,363
Ensco PLC:
4.5% 10/1/24	270,000	207,900
5.2% 3/15/25	3,165,000	2,571,563
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	600,000	612,000
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,525,000	2,461,875
FTS International, Inc.:
6.25% 5/1/22	550,000	445,500
8.7456% 6/15/20 (a)(b)	500,000	501,250
Gibson Energy, Inc. 6.75% 7/15/21 (a)	355,000	366,538
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,400,000	3,128,000
5.75% 10/1/25 (a)	1,635,000	1,540,988
Nabors Industries, Inc. 5.5% 1/15/23 (a)	735,000	696,413
Newfield Exploration Co. 5.375% 1/1/26	395,000	408,825
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (a)	755,000	690,825
Noble Holding International Ltd.:
4.625% 3/1/21	1,091,000	891,893
7.7% 4/1/25 (b)	865,000	663,888
7.75% 1/15/24	1,265,000	1,000,931
NRG Yield Operating LLC 5% 9/15/26	1,645,000	1,673,788
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	390,000	389,025
5.375% 1/15/25 (a)	1,015,000	1,022,613
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	1,560,000	1,536,600
Range Resources Corp.:
4.875% 5/15/25	920,000	874,000
5% 3/15/23 (a)	920,000	899,300
Southwestern Energy Co. 6.7% 1/23/25 (b)	530,000	518,075
Summit Midstream Holdings LLC 5.75% 4/15/25	450,000	452,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23	380,000	389,500
6.75% 3/15/24	1,445,000	1,553,375
Teine Energy Ltd. 6.875% 9/30/22 (a)	3,555,000	3,603,881
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(b)	1,530,000	1,591,200
The Williams Companies, Inc. 3.7% 1/15/23	3,535,000	3,481,975
Whiting Petroleum Corp. 5% 3/15/19	790,000	785,063
WPX Energy, Inc.:
5.25% 9/15/24	1,330,000	1,263,500
6% 1/15/22	1,310,000	1,296,900

TOTAL ENERGY		63,521,104

Entertainment/Film - 0.5%
Cinemark U.S.A., Inc. 4.875% 6/1/23	150,000	153,234
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,390,986	2,104,068

TOTAL ENTERTAINMENT/FILM		2,257,302

Environmental - 0.4%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)	660,000	679,800
Covanta Holding Corp. 5.875% 7/1/25	170,000	164,900
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	875,000	907,813

TOTAL ENVIRONMENTAL		1,752,513

Food & Drug Retail - 2.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25 (a)	1,850,000	1,720,500
Albertsons, Inc.:
7.45% 8/1/29	265,000	257,050
7.75% 6/15/26	318,000	318,795
8% 5/1/31	1,680,000	1,663,200
8.7% 5/1/30	235,000	239,700
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	280,000	288,344
Tesco PLC 6.15% 11/15/37 (a)	3,880,000	4,064,071
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	2,365,000	1,942,256

TOTAL FOOD & DRUG RETAIL		10,493,916

Food/Beverage/Tobacco - 1.4%
Cott Holdings, Inc. 5.5% 4/1/25 (a)	1,380,000	1,407,600
ESAL GmbH 6.25% 2/5/23 (a)	1,370,000	1,195,325
JBS Investments GmbH 7.25% 4/3/24 (a)	594,000	530,145
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	80,000	75,000
Lamb Weston Holdings, Inc. 4.625% 11/1/24 (a)	935,000	963,050
Minerva Luxembourg SA 6.5% 9/20/26 (a)	820,000	798,475
Post Holdings, Inc. 5.75% 3/1/27 (a)	285,000	292,838
Vector Group Ltd. 6.125% 2/1/25 (a)	1,690,000	1,755,488

TOTAL FOOD/BEVERAGE/TOBACCO		7,017,921

Gaming - 3.3%
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	3,650,000	3,672,813
Scientific Games Corp.:
6.625% 5/15/21	4,015,000	3,994,925
7% 1/1/22 (a)	475,000	505,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,485,000	1,521,197
Wynn Macau Ltd. 5.25% 10/15/21 (a)	6,945,000	7,118,625

TOTAL GAMING		16,813,435

Healthcare - 7.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	3,585,000	3,446,081
Community Health Systems, Inc.:
6.25% 3/31/23	1,425,000	1,471,099
6.875% 2/1/22	2,900,000	2,533,875
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	965,000	993,950
HCA Holdings, Inc.:
4.5% 2/15/27	3,100,000	3,189,125
5% 3/15/24	2,450,000	2,593,938
5.875% 2/15/26	910,000	982,800
HealthSouth Corp.:
5.125% 3/15/23	545,000	561,350
5.75% 9/15/25	3,580,000	3,767,950
IMS Health, Inc. 5% 10/15/26 (a)	1,130,000	1,165,313
Kindred Healthcare, Inc. 8% 1/15/20	340,000	357,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	415,000	404,106
5.5% 4/15/25 (a)	415,000	363,125
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	1,860,000	1,933,637
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	390,000	403,650
5.5% 2/1/21	730,000	759,200
Teleflex, Inc. 4.875% 6/1/26	2,200,000	2,249,500
Tenet Healthcare Corp.:
4.375% 10/1/21	1,125,000	1,141,875
4.625% 7/15/24 (a)	493,000	493,616
THC Escrow Corp. III 4.625% 7/15/24 (a)	617,000	618,666
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	3,060,000	2,956,725
5.625% 12/1/21 (a)	620,000	559,550
5.875% 5/15/23 (a)	1,000,000	857,500
VPI Escrow Corp. 6.375% 10/15/20 (a)	1,445,000	1,399,844
Wellcare Health Plans, Inc. 5.25% 4/1/25	495,000	518,513

TOTAL HEALTHCARE		35,721,988

Homebuilders/Real Estate - 2.9%
CalAtlantic Group, Inc.:
5.25% 6/1/26	2,220,000	2,303,250
5.875% 11/15/24	580,000	628,575
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,055,000	1,078,738
M/I Homes, Inc. 6.75% 1/15/21	2,730,000	2,859,675
Mattamy Group Corp. 6.875% 12/15/23 (a)	260,000	265,525
Odebrecht Finance Ltd. 4.375% 4/25/25 (a)	930,000	358,050
Shea Homes Ltd. Partnership/Corp. 5.875% 4/1/23 (a)	540,000	555,930
Starwood Property Trust, Inc. 5% 12/15/21 (a)	1,255,000	1,305,200
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	950,000	1,014,125
Toll Brothers Finance Corp. 4.875% 3/15/27	1,922,000	1,979,660
TRI Pointe Homes, Inc. 5.25% 6/1/27	815,000	817,038
William Lyon Homes, Inc. 7% 8/15/22	1,570,000	1,624,950

TOTAL HOMEBUILDERS/REAL ESTATE		14,790,716

Hotels - 0.4%
Hilton Escrow Issuer LLC 4.25% 9/1/24 (a)	790,000	800,863
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (a)	760,000	783,750
4.875% 4/1/27 (a)	450,000	470,813

TOTAL HOTELS		2,055,426

Insurance - 0.2%
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	745,000	758,038
Leisure - 0.6%
Carlson Travel, Inc. 9.5% 12/15/24 (a)	460,000	470,925
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	420,000	457,800
Silversea Cruises 7.25% 2/1/25 (a)	440,000	469,150
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	460,000	485,300
7.25% 11/30/21 (a)	1,040,000	1,129,700

TOTAL LEISURE		3,012,875

Metals/Mining - 2.0%
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	1,150,000	1,178,750
7.25% 5/15/22 (a)	655,000	669,738
7.25% 4/1/23 (a)	1,075,000	1,050,813
7.5% 4/1/25 (a)	1,010,000	987,275
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	425,000	426,594
5.125% 5/15/24 (a)	525,000	525,000
Freeport-McMoRan, Inc.:
3.55% 3/1/22	3,130,000	2,933,373
3.875% 3/15/23	625,000	581,250
Murray Energy Corp. 11.25% 4/15/21 (a)	1,265,000	955,075
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	525,000	518,438

TOTAL METALS/MINING		9,826,306

Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	1,580,000	1,570,030
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	450,000	459,563
5% 6/1/24 (a)	700,000	729,750
Yum! Brands, Inc. 5.35% 11/1/43	520,000	469,300

TOTAL RESTAURANTS		3,228,643

Services - 2.1%
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	665,000	503,738
APX Group, Inc.:
6.375% 12/1/19	2,082,000	2,139,255
8.75% 12/1/20	3,281,000	3,387,633
Aramark Services, Inc. 4.75% 6/1/26	2,750,000	2,853,125
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,445,000	1,549,763

TOTAL SERVICES		10,433,514

Steel - 0.3%
Steel Dynamics, Inc. 5.125% 10/1/21	1,650,000	1,694,517
Super Retail - 1.7%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	2,495,000	2,220,550
JC Penney Corp., Inc.:
5.65% 6/1/20	2,111,000	2,076,696
7.4% 4/1/37	3,055,000	2,314,163
L Brands, Inc. 6.75% 7/1/36	585,000	561,600
Netflix, Inc. 4.375% 11/15/26 (a)	660,000	658,350
PetSmart, Inc. 8.875% 6/1/25 (a)	525,000	484,890

TOTAL SUPER RETAIL		8,316,249

Technology - 5.9%
EMC Corp. 2.65% 6/1/20	1,995,000	1,957,554
Gartner, Inc. 5.125% 4/1/25 (a)	405,000	425,416
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	1,165,000	1,309,169
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	3,010,000	3,205,650
Micron Technology, Inc. 5.25% 8/1/23 (a)	1,145,000	1,189,083
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,725,000	2,837,406
4.125% 6/1/21 (a)	3,265,000	3,438,045
4.625% 6/1/23 (a)	2,180,000	2,351,675
Open Text Corp. 5.875% 6/1/26 (a)	2,920,000	3,140,810
Sensata Technologies BV 5% 10/1/25 (a)	1,910,000	1,997,478
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	685,000	746,650
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,545,000	1,774,819
Symantec Corp. 5% 4/15/25 (a)	1,325,000	1,386,692
Tempo Acquisition LLC / Tempo 6.75% 6/1/25 (a)	570,000	582,825
VeriSign, Inc. 5.25% 4/1/25	830,000	886,025
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	2,288,000	2,356,640

TOTAL TECHNOLOGY		29,585,937

Telecommunications - 9.7%
Altice Financing SA:
6.625% 2/15/23 (a)	1,690,000	1,792,989
7.5% 5/15/26 (a)	765,000	849,150
Altice Finco SA 7.625% 2/15/25 (a)	945,000	1,008,788
Columbus International, Inc. 7.375% 3/30/21 (a)	6,430,000	6,823,838
CommScope Technologies Finance LLC 5% 3/15/27 (a)	680,000	678,300
Equinix, Inc. 5.375% 5/15/27	495,000	527,794
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	1,595,000	1,816,306
Inmarsat Finance PLC 4.875% 5/15/22 (a)	660,000	669,900
Neptune Finco Corp. 10.125% 1/15/23 (a)	2,205,000	2,557,800
Sable International Finance Ltd. 6.875% 8/1/22 (a)	4,210,000	4,546,800
SBA Communications Corp. 4.875% 9/1/24	1,205,000	1,226,088
SFR Group SA:
6% 5/15/22 (a)	2,250,000	2,354,063
6.25% 5/15/24 (a)	1,880,000	1,985,750
Sprint Capital Corp. 6.875% 11/15/28	3,520,000	3,912,726
Sprint Communications, Inc. 6% 11/15/22	810,000	858,600
Sprint Corp.:
7.25% 9/15/21	2,465,000	2,739,231
7.625% 2/15/25	2,020,000	2,325,525
7.875% 9/15/23	1,630,000	1,874,500
T-Mobile U.S.A., Inc. 6.625% 4/1/23	5,045,000	5,338,619
Telecom Italia Capital SA 6% 9/30/34	1,290,000	1,363,994
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	1,145,000	1,285,263
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	1,420,000	1,485,675
6.375% 5/15/25	525,000	566,669

TOTAL TELECOMMUNICATIONS		48,588,368

Transportation Ex Air/Rail - 1.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	4,640,000	3,932,400
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	475,000	366,938
8.125% 2/15/19	920,000	832,600
Teekay Corp. 8.5% 1/15/20	180,000	164,025

TOTAL TRANSPORTATION EX AIR/RAIL		5,295,963

Utilities - 5.1%
Calpine Corp. 5.25% 6/1/26 (a)	470,000	460,600
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,270,000	3,498,900
DPL, Inc. 6.75% 10/1/19	1,390,000	1,452,550
Dynegy, Inc. 7.625% 11/1/24	2,115,000	2,051,550
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,785,000	1,793,925
7% 6/15/23	4,980,000	4,955,100
NRG Energy, Inc. 6.25% 5/1/24	1,645,000	1,661,450
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	4,842,652	5,205,851
The AES Corp.:
4.2018% 6/1/19 (b)	780,000	780,000
4.875% 5/15/23	3,975,000	4,049,531

TOTAL UTILITIES		25,909,457

TOTAL NONCONVERTIBLE BONDS
(Cost $383,074,519)		399,227,166
	Shares	Value

Common Stocks - 0.3%
Energy - 0.3%
Forbes Energy Services Ltd. (c)	76,687	1,303,679
Southwestern Energy Co. (c)	24,185	147,045

TOTAL ENERGY		1,450,724

Telecommunications - 0.0%
CUI Acquisition Corp. Class E (c)	0*	16,065
TOTAL COMMON STOCKS
(Cost $4,472,217)		1,466,789

Convertible Preferred Stocks - 0.2%
Energy - 0.2%
Southwestern Energy Co. Series B 6.25% (c)
(Cost $1,287,176)	72,600	1,061,775
	Principal Amount	Value

Bank Loan Obligations - 11.6%
Aerospace - 0.9%
TransDigm, Inc.:
Tranche D, term loan 4.292% 6/4/21 (b)	1,391,560	1,390,001
Tranche F, term loan 4.2261% 6/9/23 (b)	2,903,656	2,897,703

TOTAL AEROSPACE		4,287,704

Air Transportation - 0.3%
American Airlines, Inc. Tranche B, term loan 3.6589% 12/14/23 (b)	1,355,000	1,355,217
Broadcasting - 0.3%
ION Media Networks, Inc. Tranche B, term loan 4.13% 12/18/20 (b)	1,145,000	1,150,725
Nielsen Finance LLC Tranche B 4LN, term loan 3.096% 10/4/23 (b)	425,000	425,289

TOTAL BROADCASTING		1,576,014

Cable/Satellite TV - 0.8%
Unitymedia Finance LLC Tranche B, term loan 9/30/25 (d)	1,200,000	1,194,216
WideOpenWest Finance LLC Tranche B, term loan 4.7018% 8/19/23 (b)	2,238,088	2,234,283
Zayo Group LLC:
term loan 3.2156% 1/19/21 (b)	603,488	604,338
Tranche B 1LN, term loan 3.7156% 1/19/24 (b)	107,244	107,289

TOTAL CABLE/SATELLITE TV		4,140,126

Chemicals - 0.4%
Ashland LLC Tranche B, term loan 3.2076% 5/17/24 (b)	165,000	165,516
LTI Holdings, Inc.:
Tranche 2LN, term loan 9.9217% 5/16/25 (b)	520,000	509,600
Tranche B 1LN, term loan 5.9217% 5/16/24 (b)	1,560,000	1,544,400

TOTAL CHEMICALS		2,219,516

Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 2LN, term loan 8.8103% 12/7/24 (b)	360,000	365,400
Tranche B 1LN, term loan 4.3805% 12/7/23 (b)	731,325	734,587
Reynolds Group Holdings, Inc. Tranche B, term loan 4.2261% 2/5/23 (b)	245,325	245,504

TOTAL CONTAINERS		1,345,491

Diversified Financial Services - 0.3%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8.2281% 9/11/22 (b)	1,515,000	1,405,163
Tranche B 1LN, term loan 4.9781% 9/11/21 (b)	127,075	124,851

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,530,014

Energy - 0.1%
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)	730,357	730,357
Food & Drug Retail - 0.5%
Albertson's LLC Tranche B, term loan 4.2511% 6/22/23 (b)	490,200	484,278
JBS USA Lux SA Tranche B, term loan 5.75% 10/30/22 (b)	1,301,738	1,267,892
Pizza Hut Holdings LLC Tranche B, term loan 3.2094% 6/16/23 (b)	987,525	990,241

TOTAL FOOD & DRUG RETAIL		2,742,411

Food/Beverage/Tobacco - 0.1%
Post Holdings, Inc. Tranche B, term loan 3.47% 5/24/24 (b)	265,000	265,188
Gaming - 0.2%
CityCenter Holdings LLC Tranche B, term loan 3.7156% 4/18/24 (b)	990,000	990,960
Healthcare - 0.5%
Bcp Raptor LLC Tranche B, term loan 5.4656% 6/22/24 (b)	445,000	439,438
Envision Healthcare Corp. Tranche B, term loan 4.3% 12/1/23 (b)	1,825,825	1,833,128

TOTAL HEALTHCARE		2,272,566

Insurance - 0.0%
USI, Inc. Tranche, term loan 4.1796% 5/16/24 (b)	170,000	168,725
Metals/Mining - 0.2%
Murray Energy Corp. Tranche B 2LN, term loan 8.5464% 4/16/20 (b)	1,186,760	1,157,091
Publishing/Printing - 0.7%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.6217% 8/14/20 (b)	3,664,026	3,666,335
Restaurants - 0.3%
Burger King Worldwide, Inc. Tranche B, term loan 3.5035% 2/17/24 (b)	1,408,612	1,404,654
Services - 0.6%
Almonde, Inc.:
Tranche 2LN, term loan 8.4589% 6/13/25 (b)	65,000	66,114
Tranche B 1LN, term loan 4.7364% 6/13/24 (b)	305,000	304,887
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.7261% 4/7/21 (b)	2,702,364	2,700,688

TOTAL SERVICES		3,071,689

Super Retail - 0.8%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.71% 2/3/25 (b)	265,000	255,974
Tranche B 1LN, term loan 4.9681% 2/3/24 (b)	280,000	270,987
JC Penney Corp., Inc. Tranche B, term loan 5.4504% 6/23/23 (b)	3,717,260	3,664,995

TOTAL SUPER RETAIL		4,191,956

Technology - 2.5%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.7261% 9/15/20 (b)	1,275,000	1,264,647
EIG Investors Corp. Tranche B, term loan 5.2417% 2/9/23 (b)	1,164,150	1,166,571
Epicor Software Corp. Tranche B, term loan 4.98% 6/1/22 (b)	1,961,233	1,960,017
Go Daddy Operating Co. LLC Tranche B, term loan 3.7261% 2/15/24 (b)	1,578,304	1,581,066
Hyland Software, Inc.:
Tranche 2LN, term loan 5/23/25 (d)	90,000	91,350
Tranche B 1LN, term loan 4.4761% 7/1/22	60,000	60,330
Kronos, Inc. Tranche B 1LN, term loan 4.6801% 11/1/23 (b)	2,319,188	2,333,103
Landesk Group, Inc. term loan:
5.48% 1/20/24 (b)	599,434	595,316
10.23% 1/20/25 (b)	445,000	444,257
Rackspace Hosting, Inc. Tranche B, term loan 4.1723% 11/3/23	1,134,163	1,133,096
Uber Technologies, Inc. Tranche B, term loan 5.2156% 7/13/23 (b)	1,851,013	1,850,439

TOTAL TECHNOLOGY		12,480,192

Telecommunications - 1.1%
Altice Financing SA Tranche B, term loan 3.908% 7/15/25 (b)	515,000	513,228
Level 3 Financing, Inc. Tranche B, term loan 3.4656% 2/22/24 (b)	1,195,000	1,197,247
Radiate Holdco LLC Tranche B, term loan 4.2261% 2/1/24 (b)	1,680,788	1,655,374
Sable International Finance Ltd. Tranche B, term loan 4.7261% 1/19/25 (b)	150,000	150,282
SFR Group SA Tranche B 11LN, term loan 3.9441% 7/31/25 (b)	1,550,000	1,535,957
Sprint Communications, Inc. Tranche B, term loan 3.5625% 2/3/24 (b)	438,900	438,808
Telesat LLC Tranche B 4LN, term loan 4.3% 11/17/23 (b)	39,800	39,971

TOTAL TELECOMMUNICATIONS		5,530,867

Utilities - 0.7%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.3% 5/3/20 (b)	1,499,244	1,491,748
Calpine Corp. Tranche B, term loan 2.98% 11/30/17 (b)	690,909	690,909
The AES Corp. Tranche B, term loan 3.192% 5/24/22 (b)	1,271,813	1,267,361

TOTAL UTILITIES		3,450,018

TOTAL BANK LOAN OBLIGATIONS
(Cost $58,354,883)		58,577,091

Preferred Securities - 3.7%
Banks & Thrifts - 3.7%
Bank of America Corp.:
6.1% (b)(e)	2,010,000	2,218,881
6.25% (b)(e)	2,310,000	2,558,419
Barclays Bank PLC 7.625% 11/21/22	4,585,000	5,283,044
Barclays PLC 8.25% (b)(e)	145,000	154,220
Citigroup, Inc.:
5.875% (b)(e)	2,735,000	2,914,241
5.95% (b)(e)	760,000	820,138
Credit Agricole SA:
6.625% (a)(b)(e)	1,700,000	1,750,997
7.875% (a)(b)(e)	205,000	225,789
JPMorgan Chase & Co. 5.3% (b)(e)	455,000	477,766
Royal Bank of Scotland Group PLC 7.5% (b)(e)	2,195,000	2,265,687
TOTAL PREFERRED SECURITIES
(Cost $17,277,817)		18,669,182
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.10% (f)
(Cost $11,110,582)	11,108,360	11,110,582
TOTAL INVESTMENT PORTFOLIO - 97.3%
(Cost $475,577,194)		490,112,585
NET OTHER ASSETS (LIABILITIES) - 2.7%		13,457,618
NET ASSETS - 100%		$503,570,203

* Amount represents less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $223,803,810 or 44.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92,495
Total	$92,495

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$2,512,499	$1,450,724	$1,061,775	$--
Telecommunication Services	16,065	--	--	16,065
Corporate Bonds	399,227,166	--	399,227,166	--
Bank Loan Obligations	58,577,091	--	57,846,734	730,357
Preferred Securities	18,669,182	--	18,669,182	--
Money Market Funds	11,110,582	11,110,582	--	--
Total Investments in Securities:	$490,112,585	$12,561,306	$476,804,857	$746,422

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $475,699,760. Net unrealized appreciation aggregated $14,412,825, of which $21,542,489 related to appreciated investment securities and $7,129,664 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Industrials Central Fund

June 30, 2017

INCIP-QTLY-0817
1.851901.110

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Aerospace & Defense - 21.6%
Aerospace & Defense - 21.6%
Astronics Corp. (a)	130,033	$3,962,106
Astronics Corp. Class B	14,914	456,070
Axon Enterprise, Inc. (a)	323,200	8,125,248
Elbit Systems Ltd.	47,500	5,878,125
General Dynamics Corp.	300,989	59,625,921
Huntington Ingalls Industries, Inc.	46,900	8,730,904
Northrop Grumman Corp.	245,396	62,995,607
Raytheon Co.	208,214	33,622,397
Rockwell Collins, Inc.	231,800	24,357,544
Teledyne Technologies, Inc. (a)	151,482	19,336,677
TransDigm Group, Inc.	73,072	19,646,869
United Technologies Corp.	636,086	77,672,461
		324,409,929
Air Freight & Logistics - 1.0%
Air Freight & Logistics - 1.0%
XPO Logistics, Inc. (a)	233,400	15,084,642
Airlines - 3.3%
Airlines - 3.3%
Allegiant Travel Co.	39,227	5,319,181
Ryanair Holdings PLC sponsored ADR (a)	37,300	4,013,853
Southwest Airlines Co.	649,333	40,349,553
		49,682,587
Building Products - 3.7%
Building Products - 3.7%
A.O. Smith Corp.	338,706	19,079,309
Fortune Brands Home & Security, Inc.	265,741	17,336,943
Masco Corp.	491,400	18,776,394
		55,192,646
Commercial Services & Supplies - 3.0%
Diversified Support Services - 2.1%
Cintas Corp.	140,700	17,733,828
KAR Auction Services, Inc.	328,100	13,770,357
		31,504,185
Environmental & Facility Services - 0.9%
Waste Connection, Inc. (United States)	201,450	12,977,409

TOTAL COMMERCIAL SERVICES & SUPPLIES		44,481,594

Construction & Engineering - 4.7%
Construction & Engineering - 4.7%
AECOM (a)	1,187,435	38,389,774
Dycom Industries, Inc. (a)(b)	173,680	15,547,834
KBR, Inc.	1,126,000	17,137,720
		71,075,328
Electrical Equipment - 8.1%
Electrical Components & Equipment - 7.3%
AMETEK, Inc.	589,517	35,707,045
Eaton Corp. PLC	456,124	35,500,131
Fortive Corp.	591,787	37,489,706
		108,696,882
Heavy Electrical Equipment - 0.8%
TPI Composites, Inc.	672,631	12,430,221

TOTAL ELECTRICAL EQUIPMENT		121,127,103

Industrial Conglomerates - 14.3%
Industrial Conglomerates - 14.3%
General Electric Co.	4,906,244	132,517,647
Honeywell International, Inc.	618,412	82,428,135
		214,945,782
Machinery - 21.5%
Construction Machinery & Heavy Trucks - 10.4%
Allison Transmission Holdings, Inc.	840,075	31,511,213
Caterpillar, Inc.	677,869	72,843,803
PACCAR, Inc.	260,800	17,223,232
WABCO Holdings, Inc. (a)	146,900	18,731,219
Wabtec Corp. (b)	168,101	15,381,242
		155,690,709
Industrial Machinery - 11.1%
CIRCOR International, Inc.	42,700	2,535,526
Flowserve Corp.	404,409	18,776,710
Gardner Denver Holdings, Inc.	157,500	3,403,575
IDEX Corp.	178,606	20,184,264
Ingersoll-Rand PLC	308,262	28,172,064
Lincoln Electric Holdings, Inc.	112,500	10,360,125
Middleby Corp. (a)	43,200	5,249,232
Nordson Corp.	88,100	10,688,292
Parker Hannifin Corp.	96,600	15,438,612
Pentair PLC	216,915	14,433,524
Rexnord Corp. (a)	702,759	16,339,147
Snap-On, Inc.	127,258	20,106,764
TriMas Corp. (a)	31,743	661,842
		166,349,677

TOTAL MACHINERY		322,040,386

Professional Services - 2.8%
Human Resource & Employment Services - 0.7%
Robert Half International, Inc.	227,800	10,918,454
Research & Consulting Services - 2.1%
IHS Markit Ltd. (a)	634,300	27,934,572
Nielsen Holdings PLC	93,400	3,610,844
		31,545,416

TOTAL PROFESSIONAL SERVICES		42,463,870

Road & Rail - 9.0%
Railroads - 6.5%
Norfolk Southern Corp.	279,714	34,041,194
Union Pacific Corp.	585,100	63,723,241
		97,764,435
Trucking - 2.5%
J.B. Hunt Transport Services, Inc.	210,970	19,278,439
Old Dominion Freight Lines, Inc.	190,074	18,102,648
		37,381,087

TOTAL ROAD & RAIL		135,145,522

Trading Companies & Distributors - 3.5%
Trading Companies & Distributors - 3.5%
HD Supply Holdings, Inc. (a)	389,397	11,927,230
MSC Industrial Direct Co., Inc. Class A	256,800	22,074,528
Univar, Inc. (a)	632,743	18,476,096
		52,477,854
Water Utilities - 0.5%
Water Utilities - 0.5%
AquaVenture Holdings Ltd. (b)	521,326	7,939,795
TOTAL COMMON STOCKS
(Cost $1,159,217,710)		1,456,067,038

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 1.10% (c)	44,743,726	44,752,675
Fidelity Securities Lending Cash Central Fund 1.09% (c)(d)	28,393,971	28,396,811
TOTAL MONEY MARKET FUNDS
(Cost $73,149,486)		73,149,486
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $1,232,367,196)		1,529,216,524
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(28,507,179)
NET ASSETS - 100%		$1,500,709,345

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$101,714
Fidelity Securities Lending Cash Central Fund	51,198
Total	$152,912

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,234,296,612. Net unrealized appreciation aggregated $294,919,912, of which $308,831,720 related to appreciated investment securities and $13,911,808 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Information Technology Central Fund

June 30, 2017

ITCIP-QTLY-0817
1.851902.110

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Automobiles - 5.5%
Automobile Manufacturers - 5.5%
Tesla, Inc. (a)(b)	562,370	$203,358,616
Biotechnology - 0.1%
Biotechnology - 0.1%
BeiGene Ltd. ADR (a)	100,600	4,527,000
Chemicals - 0.2%
Specialty Chemicals - 0.2%
Duk San Neolux Co. Ltd.	192,966	4,895,048
Soulbrain Co. Ltd.	64,794	4,209,570
		9,104,618
Construction Materials - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	376	311
Diversified Consumer Services - 1.5%
Education Services - 1.5%
China Online Education Group sponsored ADR (a)(b)	7,143	114,359
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	373,940	26,359,031
TAL Education Group ADR (b)	244,663	29,924,732
		56,398,122
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR	728,900	6,756,903
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Rockwell Automation, Inc.	48,100	7,790,276
Electronic Equipment & Components - 7.6%
Electronic Components - 2.0%
Genius Electronic Optical Co. Ltd. (a)	380,000	3,832,385
Largan Precision Co. Ltd.	94,000	15,001,152
Lens Technology Co. Ltd. Class A	3,091,740	13,263,537
Sunny Optical Technology Group Co. Ltd.	3,287,738	29,477,187
Universal Display Corp.	120,370	13,150,423
		74,724,684
Electronic Equipment & Instruments - 5.2%
Anritsu Corp.	1,833,400	16,528,718
Chroma ATE, Inc.	10,430,018	33,633,041
Cognex Corp.	189,155	16,059,260
Hexagon AB (B Shares) (b)	409,700	19,476,640
National Instruments Corp.	95,100	3,824,922
Topcon Corp.	1,674,300	28,789,475
Trimble, Inc. (a)	2,140,000	76,333,800
		194,645,856
Technology Distributors - 0.4%
Dell Technologies, Inc. (a)	233,969	14,297,846

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		283,668,386

Health Care Technology - 0.5%
Health Care Technology - 0.5%
athenahealth, Inc. (a)	129,730	18,233,552
Household Durables - 0.6%
Consumer Electronics - 0.6%
Sony Corp.	432,400	16,493,354
Sony Corp. sponsored ADR	102,202	3,903,094
		20,396,448
Internet & Direct Marketing Retail - 1.8%
Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc. (a)	39,629	38,360,872
Cogobuy Group (a)	406,000	213,207
JD.com, Inc. sponsored ADR (a)	698,176	27,382,463
		65,956,542
Internet Software & Services - 25.9%
Internet Software & Services - 25.9%
58.com, Inc. ADR (a)(b)	889,140	39,219,965
Akamai Technologies, Inc. (a)	468,470	23,334,491
Alibaba Group Holding Ltd. sponsored ADR (a)	566,400	79,805,760
Alphabet, Inc.:
Class A (a)	215,181	200,049,472
Class C (a)	219,233	199,223,604
CoStar Group, Inc. (a)	96,200	25,358,320
Endurance International Group Holdings, Inc. (a)	1,174,780	9,809,413
Envestnet, Inc. (a)	434	17,186
Facebook, Inc. Class A (a)	1,598,275	241,307,560
GoDaddy, Inc. (a)	254,300	10,787,406
Hortonworks, Inc. (a)(b)	403,678	5,199,373
LogMeIn, Inc.	355,143	37,112,444
NetEase, Inc. ADR	62,562	18,808,014
New Relic, Inc. (a)	239,000	10,279,390
Nutanix, Inc. Class B (c)	68,486	1,379,993
Pandora Media, Inc. (a)(b)	286,900	2,559,148
Shopify, Inc. (a)	5,035	437,542
Shopify, Inc. Class A (a)	60,700	5,270,527
SMS Co., Ltd.	941,196	28,535,038
Tencent Holdings Ltd.	550,568	19,751,605
Twilio, Inc. Class A	11,487	334,387
Xunlei Ltd. sponsored ADR (a)	1,203,088	3,898,005
		962,478,643
IT Services - 4.8%
Data Processing & Outsourced Services - 2.5%
Fidelity National Information Services, Inc.	141,413	12,076,670
Fiserv, Inc. (a)	126,278	15,448,851
FleetCor Technologies, Inc. (a)	140,800	20,304,768
Global Payments, Inc.	195,556	17,662,618
Paysafe Group PLC (a)	2,504,058	16,665,807
Total System Services, Inc.	84,053	4,896,087
WEX, Inc. (a)	57,500	5,995,525
		93,050,326
IT Consulting & Other Services - 2.3%
Cognizant Technology Solutions Corp. Class A	905,649	60,135,094
DXC Technology Co.	341,000	26,161,520
		86,296,614

TOTAL IT SERVICES		179,346,940

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (a)	1,008,062	1,808,083
Machinery - 1.4%
Industrial Machinery - 1.4%
Minebea Mitsumi, Inc.	3,265,657	52,812,045
Media - 0.0%
Advertising - 0.0%
iCar Asia Ltd. (a)	3,431,964	699,019
Professional Services - 0.2%
Human Resource & Employment Services - 0.1%
WageWorks, Inc. (a)	86,205	5,792,976
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	62,800	2,957,880

TOTAL PROFESSIONAL SERVICES		8,750,856

Semiconductors & Semiconductor Equipment - 16.4%
Semiconductor Equipment - 5.0%
ASM Pacific Technology Ltd.	3,846,500	51,976,734
Lam Research Corp.	250,487	35,426,376
Nanometrics, Inc. (a)	107,497	2,718,599
Rubicon Technology, Inc. (a)(b)	117,765	1,090,504
Siltronic AG (a)	536,533	45,451,463
Sino-American Silicon Products, Inc.	2,813,000	4,179,097
SolarEdge Technologies, Inc. (a)	109,877	2,197,540
Sumco Corp. (b)	3,055,900	44,417,355
SunEdison, Inc. (a)	1,200	60
		187,457,728
Semiconductors - 11.4%
Acacia Communications, Inc. (a)(b)	77,300	3,205,631
Advanced Micro Devices, Inc. (a)(b)	1,372,788	17,132,394
ams AG	678,890	44,072,273
ASPEED Tech, Inc.	366,000	8,141,094
Broadcom Ltd.	205,396	47,867,538
Cavium, Inc. (a)	119,811	7,443,857
Cirrus Logic, Inc. (a)	40,052	2,512,061
Cypress Semiconductor Corp.	276,400	3,772,860
GlobalWafers Co. Ltd.	9,677,000	67,663,535
Himax Technologies, Inc. sponsored ADR (b)	2,439,641	20,005,056
Inphi Corp. (a)(b)	233,529	8,010,045
Integrated Device Technology, Inc. (a)	318,127	8,204,495
Marvell Technology Group Ltd.	671,781	11,097,822
Mellanox Technologies Ltd. (a)	651,500	28,209,950
Micron Technology, Inc. (a)	1,375,883	41,083,866
Monolithic Power Systems, Inc.	155,043	14,946,145
NVIDIA Corp.	151,250	21,864,700
ON Semiconductor Corp. (a)	263,626	3,701,309
Qualcomm, Inc.	503,992	27,830,438
Renesas Electronics Corp. (a)	274,500	2,389,291
Semtech Corp. (a)	434,794	15,543,886
Silergy Corp.	216,000	4,164,917
Silicon Laboratories, Inc. (a)	53,900	3,684,065
Silicon Motion Technology Corp. sponsored ADR	146,757	7,078,090
STMicroelectronics NV (France)	2,900	41,701
Win Semiconductors Corp.	728,000	4,000,395
		423,667,414

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		611,125,142

Software - 20.2%
Application Software - 9.5%
Adobe Systems, Inc. (a)	142,913	20,213,615
Autodesk, Inc. (a)	1,469,844	148,189,672
Callidus Software, Inc. (a)	466,350	11,285,670
Ellie Mae, Inc. (a)	68,600	7,539,826
HubSpot, Inc. (a)	18,900	1,242,675
iFlytek Co. Ltd.	740,953	4,359,897
Intuit, Inc.	139,980	18,590,744
Parametric Technology Corp. (a)	701,400	38,661,168
Paycom Software, Inc. (a)	100	6,841
Paylocity Holding Corp. (a)	100,421	4,537,021
RealPage, Inc. (a)	16,042	576,710
Salesforce.com, Inc. (a)	439,509	38,061,479
SS&C Technologies Holdings, Inc.	243,266	9,343,847
Ultimate Software Group, Inc. (a)	143,099	30,059,376
Workday, Inc. Class A (a)	45,051	4,369,947
Zendesk, Inc. (a)	528,769	14,689,203
		351,727,691
Home Entertainment Software - 5.5%
Activision Blizzard, Inc.	1,044,059	60,106,477
Electronic Arts, Inc. (a)	551,115	58,263,878
Nintendo Co. Ltd.	160,800	53,834,500
Nintendo Co. Ltd. ADR	263,484	11,018,901
Take-Two Interactive Software, Inc. (a)	297,965	21,864,672
		205,088,428
Systems Software - 5.2%
Microsoft Corp.	2,462,715	169,754,945
Tableau Software, Inc. (a)	403,906	24,747,321
		194,502,266

TOTAL SOFTWARE		751,318,385

Technology Hardware, Storage & Peripherals - 10.8%
Technology Hardware, Storage & Peripherals - 10.8%
Apple, Inc.	2,783,783	400,920,423
TOTAL COMMON STOCKS
(Cost $2,366,273,525)		3,645,450,310

Convertible Preferred Stocks - 1.5%
Internet & Direct Marketing Retail - 0.9%
Internet & Direct Marketing Retail - 0.9%
China Internet Plus Holdings Ltd.:
Series A-11 (a)(d)	2,771,770	14,607,228
Series B (a)(d)	3,479,801	18,338,551
		32,945,779
Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	489,912	23,894,100
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $29,795,646)		56,839,879

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 1.10% (e)	27,961,609	27,967,201
Fidelity Securities Lending Cash Central Fund 1.09% (e)(f)	276,605,751	276,633,411
TOTAL MONEY MARKET FUNDS
(Cost $304,594,901)		304,600,612
TOTAL INVESTMENT PORTFOLIO - 107.7%
(Cost $2,700,664,072)		4,006,890,801
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(287,667,005)
NET ASSETS - 100%		$3,719,223,796

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,379,993 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,839,879 or 1.5% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,761,149
China Internet Plus Holdings Ltd. Series B	12/11/15	$13,434,468
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,600,029

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$143,016
Fidelity Securities Lending Cash Central Fund	1,329,507
Total	$1,472,523

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,645,450,310	$3,458,099,750	$187,350,560	$--
Convertible Preferred Stocks	56,839,879	--	--	56,839,879
Money Market Funds	304,600,612	304,600,612	--	--
Total Investments in Securities:	$4,006,890,801	$3,762,700,362	$187,350,560	$56,839,879

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$91,094,024

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$48,029,540
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	8,810,339
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$56,839,879
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$8,810,339

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$56,839,879	Market comparable	Enterprise value/Gross Profit multiple (EV/GP)	14.1	Increase
			Discount for Lack of Marketability	15.0%	Decrease
			Discount rate	2.3%	Decrease
		Market approach	Transaction price	$48.77	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,703,485,536. Net unrealized appreciation aggregated $1,303,405,265, of which $1,343,139,201 related to appreciated investment securities and $39,733,936 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Equity Central Fund

June 30, 2017

INTCEN-QTLY-0817
1.859215.109

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 3.4%
Abacus Property Group unit	2,196,647	$5,470,231
Australia & New Zealand Banking Group Ltd.	1,256,384	27,733,662
Commonwealth Bank of Australia	267,246	17,009,611
Magellan Financial Group Ltd.	867,546	19,230,393
realestate.com.au Ltd.	227,222	11,596,284
Rio Tinto Ltd.	186,319	9,060,567
Westfield Corp. unit	1,210,000	7,467,948

TOTAL AUSTRALIA		97,568,696

Austria - 1.9%
ams AG	62,900	4,083,351
Andritz AG	400,000	24,094,796
Erste Group Bank AG	506,300	19,386,520
IMMOFINANZ Immobilien Anlagen AG (a)	3,552,500	8,119,033

TOTAL AUSTRIA		55,683,700

Bailiwick of Jersey - 1.6%
Glencore Xstrata PLC	6,083,402	22,755,795
Randgold Resources Ltd.	90,500	8,030,587
Shire PLC	300,200	16,552,718

TOTAL BAILIWICK OF JERSEY		47,339,100

Belgium - 1.5%
Anheuser-Busch InBev SA NV	186,816	20,633,553
KBC Groep NV	289,953	21,992,988

TOTAL BELGIUM		42,626,541

Bermuda - 0.7%
Cheung Kong Infrastructure Holdings Ltd.	536,360	4,506,621
Chow Sang Sang Holdings International Ltd.	3,856,000	8,998,626
Petra Diamonds Ltd. (b)	5,150,200	7,325,003

TOTAL BERMUDA		20,830,250

Canada - 6.4%
Barrick Gold Corp.	609,400	9,694,573
Canadian Natural Resources Ltd.	337,900	9,750,322
Cenovus Energy, Inc.	1,009,100	7,439,078
Fortis, Inc.	173,690	6,104,866
Great-West Lifeco, Inc.	652,000	17,672,579
Imperial Oil Ltd.	234,800	6,844,109
Intact Financial Corp.	239,300	18,076,672
Intact Financial Corp. rights(a)	44,600	3,315,767
MDC Partners, Inc. Class A	983,100	9,732,690
Potash Corp. of Saskatchewan, Inc. (a)	696,400	11,357,850
PrairieSky Royalty Ltd.	208,022	4,736,960
Rogers Communications, Inc. Class B (non-vtg.)	165,300	7,807,391
Royal Bank of Canada	286,400	20,795,361
Suncor Energy, Inc.	693,200	20,253,970
TELUS Corp.	142,300	4,912,686
The Toronto-Dominion Bank	566,400	28,542,751

TOTAL CANADA		187,037,625

Cayman Islands - 1.4%
ASM Pacific Technology Ltd.	286,900	3,876,804
Cheung Kong Property Holdings Ltd.	3,322,000	26,018,777
Tencent Holdings Ltd.	200,800	7,203,692
Value Partners Group Ltd.	5,260,000	4,790,117

TOTAL CAYMAN ISLANDS		41,889,390

China - 1.0%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	491,348	3,665,781
PICC Property & Casualty Co. Ltd. (H Shares)	10,300,000	17,203,056
Wuliangye Yibin Co. Ltd. Class A	1,124,662	9,231,619

TOTAL CHINA		30,100,456

Denmark - 0.9%
Danske Bank A/S	98,370	3,783,491
Jyske Bank A/S (Reg.)	170,100	9,850,116
Scandinavian Tobacco Group A/S	378,297	6,159,344
TDC A/S	899,990	5,233,762

TOTAL DENMARK		25,026,713

France - 8.8%
Christian Dior SA	37,000	10,579,678
Compagnie de St. Gobain	478,600	25,571,491
Danone SA	213,911	16,055,648
ENGIE	481,380	7,265,715
Hermes International SCA	35,000	17,295,292
Ipsen SA	103,000	14,099,328
LVMH Moet Hennessy - Louis Vuitton SA	98,805	24,706,727
Orange SA	227,390	3,618,892
Sanofi SA	379,255	36,340,207
Societe Generale Series A	296,700	15,964,444
Suez Environnement SA	228,991	4,240,905
Total SA	590,453	29,314,233
Total SA sponsored ADR	35,190	1,745,072
VINCI SA	400,494	34,162,737
Wendel SA	97,300	14,402,603

TOTAL FRANCE		255,362,972

Germany - 6.8%
BASF AG	311,295	28,831,191
Bayer AG	115,700	14,995,900
Deutsche Borse AG	197,086	20,803,906
Deutsche Post AG	679,695	25,478,614
Deutsche Telekom AG	830,100	14,904,112
Fresenius SE & Co. KGaA	207,200	17,763,210
Linde AG	120,400	22,799,964
ProSiebenSat.1 Media AG	363,749	15,259,081
Rheinmetall AG	123,200	11,696,055
SAP AG	243,112	25,446,865

TOTAL GERMANY		197,978,898

Hong Kong - 1.2%
China Resources Beer Holdings Co. Ltd.	2,293,333	5,786,609
CLP Holdings Ltd.	626,460	6,627,720
Dah Sing Banking Group Ltd.	3,454,000	7,352,654
Dah Sing Financial Holdings Ltd.	1,257,200	10,555,234
Power Assets Holdings Ltd.	639,700	5,649,388

TOTAL HONG KONG		35,971,605

India - 0.6%
Axis Bank Ltd.	2,035,394	16,295,436
Indonesia - 1.2%
PT Bank Danamon Indonesia Tbk Series A	42,179,200	16,219,726
PT Bank Rakyat Indonesia Tbk	17,125,000	19,595,292

TOTAL INDONESIA		35,815,018

Ireland - 2.5%
Allied Irish Banks PLC	673,820	3,809,537
Greencore Group PLC	2,906,247	9,311,694
James Hardie Industries PLC CDI	1,133,404	17,858,254
Kerry Group PLC Class A	113,100	9,730,916
Ryanair Holdings PLC sponsored ADR (b)	295,580	31,807,364

TOTAL IRELAND		72,517,765

Isle of Man - 0.2%
Gaming VC Holdings SA	542,400	5,344,286
Italy - 1.2%
Banca Generali SpA	453,800	13,507,098
Banco di Desio e della Brianza SpA	1,883,961	5,508,521
Enel SpA	2,144,571	11,502,401
Mediaset SpA (b)	914,051	3,593,391

TOTAL ITALY		34,111,411

Japan - 18.3%
AEON Financial Service Co. Ltd.	1,021,700	21,601,268
AEON MALL Co. Ltd.	817,740	16,082,159
Alps Electric Co. Ltd.	235,300	6,835,073
Bandai Namco Holdings, Inc.	351,700	11,976,092
Broadleaf Co. Ltd.	519,000	3,197,751
Chubu Electric Power Co., Inc.	323,800	4,306,106
Chugai Pharmaceutical Co. Ltd.	251,300	9,415,189
DaikyoNishikawa Corp.	1,083,500	14,440,245
East Japan Railway Co.	242,600	23,240,165
Hoya Corp.	360,400	18,690,493
Ichigo, Inc. (a)	3,477,300	10,356,928
Iida Group Holdings Co. Ltd.	446,200	7,422,451
JSR Corp.	798,100	13,744,563
KDDI Corp.	55,220	1,460,438
Keyence Corp.	28,400	12,458,377
Komatsu Ltd.	710,500	18,236,722
Makita Corp.	654,600	24,181,934
Mitsubishi Motors Corp. of Japan	3,194,600	21,126,394
Nabtesco Corp.	677,900	19,678,537
Nidec Corp.	63,400	6,487,966
Nintendo Co. Ltd. ADR	166,200	6,950,484
Nippon Paint Holdings Co. Ltd. (a)	291,800	11,026,006
Nippon Telegraph & Telephone Corp.	223,970	10,572,303
Olympus Corp.	566,500	20,755,659
Panasonic Corp.	1,244,700	16,959,362
Recruit Holdings Co. Ltd.	7,800	133,912
Renesas Electronics Corp. (b)	1,140,200	9,924,479
Santen Pharmaceutical Co. Ltd.	390,000	5,284,374
Shin-Etsu Chemical Co. Ltd.	59,600	5,424,368
SMC Corp.	87,100	26,445,566
SoftBank Corp.	214,460	17,433,484
Sony Corp.	763,600	29,126,562
Sony Financial Holdings, Inc.	612,500	10,474,965
Start Today Co. Ltd.	175,200	4,306,984
Subaru Corp.	141,700	4,804,772
Sumitomo Mitsui Financial Group, Inc.	778,700	30,403,924
Suzuki Motor Corp.	488,500	23,271,150
Tokyo Gas Co. Ltd.	1,082,000	5,635,808
Toyota Boshoku Corp.	547,200	10,255,591
VT Holdings Co. Ltd.	1,040,500	5,125,023
Welcia Holdings Co. Ltd.	166,400	6,154,470
Yamaha Motor Co. Ltd.	219,200	5,688,102

TOTAL JAPAN		531,096,199

Mexico - 0.4%
CEMEX S.A.B. de CV sponsored ADR	1,189,656	11,206,560
Multi-National - 0.2%
HKT Trust/HKT Ltd. unit	3,835,120	5,030,020
Netherlands - 3.3%
ASML Holding NV (Netherlands)	96,600	12,592,080
ASR Nederland NV	318,400	10,737,078
Koninklijke Philips Electronics NV	915,992	32,608,115
LyondellBasell Industries NV Class A	42,900	3,620,331
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	422,200	23,306,200
(NY Reg.)	239,600	13,242,692

TOTAL NETHERLANDS		96,106,496

Norway - 0.5%
Aker Bp ASA	256,000	3,786,914
Statoil ASA	631,969	10,479,398

TOTAL NORWAY		14,266,312

South Africa - 0.7%
Naspers Ltd. Class N	107,000	21,071,813
Spain - 3.5%
Amadeus IT Holding SA Class A	118,608	7,091,756
Atresmedia Corporacion de Medios de Comunicacion SA	1,050,500	12,286,245
CaixaBank SA	4,837,832	23,126,662
Endesa SA (a)	197,540	4,550,762
Gas Natural SDG SA	213,170	4,988,744
Grifols SA ADR	503,650	10,642,125
Iberdrola SA	1,484,890	11,758,140
Merlin Properties Socimi SA	1,189,400	15,024,714
Telefonica SA	1,218,391	12,577,148

TOTAL SPAIN		102,046,296

Sweden - 2.1%
Essity AB Class B (b)	340,400	9,313,352
Lundin Petroleum AB	233,973	4,501,884
Nordea Bank AB	1,653,200	21,036,125
Rezidor Hotel Group AB	3,496,050	12,947,257
Tele2 AB (B Shares)	410,540	4,298,032
Telefonaktiebolaget LM Ericsson (B Shares)	1,101,600	7,920,647

TOTAL SWEDEN		60,017,297

Switzerland - 5.8%
ABB Ltd. (Reg.)	831,520	20,639,251
Credit Suisse Group AG	1,352,058	19,673,784
Nestle SA (Reg. S)	345,562	30,139,115
Novartis AG	255,440	21,336,037
Panalpina Welttransport Holding AG	78,610	11,059,015
Roche Holding AG (participation certificate)	156,010	39,862,877
Zurich Insurance Group AG	93,492	27,212,032

TOTAL SWITZERLAND		169,922,111

Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	740,000	5,060,662
United Kingdom - 15.7%
Aggreko PLC	1,037,700	12,441,040
Aldermore Group PLC (b)	2,327,155	6,586,370
AstraZeneca PLC (United Kingdom)	115,745	7,753,010
Aviva PLC	2,734,015	18,753,626
Booker Group PLC	1,506,600	3,653,749
BP PLC	2,063,200	11,909,150
British American Tobacco PLC:
(United Kingdom)	342,400	23,332,140
sponsored ADR (a)	262,000	17,957,480
BT Group PLC	3,304,720	12,707,454
Bunzl PLC	753,500	22,454,342
Centrica PLC	904,840	2,359,375
Diageo PLC	678,973	20,064,859
Essentra PLC	1,252,000	9,205,118
GlaxoSmithKline PLC	1,567,400	33,365,657
HSBC Holdings PLC (United Kingdom)	1,535,700	14,254,317
Imperial Tobacco Group PLC	168,176	7,553,623
Informa PLC	1,543,866	13,452,307
International Personal Finance PLC	1,966,178	4,315,030
Lloyds Banking Group PLC	25,298,565	21,801,711
Mondi PLC	527,200	13,829,164
Moneysupermarket.com Group PLC	3,318,544	15,287,755
National Grid PLC	735,780	9,121,258
Prudential PLC	1,025,460	23,538,181
Reckitt Benckiser Group PLC	33,300	3,375,725
Rolls-Royce Holdings PLC	1,921,975	22,292,266
Royal Dutch Shell PLC:
Class A (United Kingdom)	513,902	13,653,713
Class B (United Kingdom)	394,796	10,598,858
Senior Engineering Group PLC	4,060,400	12,406,746
Shawbrook Group PLC	1,391,000	6,141,690
St. James's Place Capital PLC	644,300	9,918,972
Standard Chartered PLC (Hong Kong) (b)	1,628,922	16,398,859
Victrex PLC	429,800	10,501,717
Virgin Money Holdings Uk PLC	1,746,600	6,073,874
Vodafone Group PLC	6,321,928	17,953,984

TOTAL UNITED KINGDOM		455,013,120

United States of America - 4.4%
Amgen, Inc.	29,600	5,098,008
Biogen, Inc. (b)	16,600	4,504,576
Cheniere Energy, Inc. (b)	159,500	7,769,245
Chevron Corp.	67,300	7,021,409
ConocoPhillips Co.	163,200	7,174,272
Constellation Brands, Inc. Class A (sub. vtg.)	29,100	5,637,543
Coty, Inc. Class A	302,600	5,676,776
Edgewell Personal Care Co. (b)	75,700	5,754,714
Energizer Holdings, Inc.	123,300	5,920,866
Enterprise Products Partners LP	262,300	7,103,084
Freeport-McMoRan, Inc. (b)	894,300	10,740,543
Molson Coors Brewing Co. Class B	130,600	11,276,004
Monster Beverage Corp. (b)	184,500	9,165,960
Newell Brands, Inc.	126,200	6,766,844
Phillips 66 Co.	96,600	7,987,854
Post Holdings, Inc. (b)	110,000	8,541,500
ResMed, Inc.	90,000	7,008,300
The Hain Celestial Group, Inc. (b)	111,700	4,336,194

TOTAL UNITED STATES OF AMERICA		127,483,692

TOTAL COMMON STOCKS
(Cost $2,481,246,047)		2,799,820,440

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.4%
Porsche Automobil Holding SE (Germany)	189,900	10,669,030
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.	4,503	7,321,695
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $14,088,272)		17,990,725
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.8% to 0.89% 7/27/17 to 8/3/17(c)
(Cost $2,388,142)	2,390,000	2,388,319
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.10% (d)	73,022,825	73,037,429
Fidelity Securities Lending Cash Central Fund 1.09% (d)(e)	40,934,322	40,938,416
TOTAL MONEY MARKET FUNDS
(Cost $113,974,585)		113,975,845
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $2,611,697,046)		2,934,175,329
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(30,304,362)
NET ASSETS - 100%		$2,903,870,967

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
256 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2017	24,186,880	$(95,284)
16 TME S&P/TSX 60 Index Contracts (Canada)	Sept. 2017	2,194,201	(29,906)
TOTAL FUTURES CONTRACTS			$(125,190)

The face value of futures purchased as a percentage of Net Assets is 0.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $919,395.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$379,244
Fidelity Securities Lending Cash Central Fund	864,647
Total	$1,243,891

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$338,802,279	$176,788,316	$162,013,963	$--
Consumer Staples	285,153,001	148,245,761	136,907,240	--
Energy	172,069,525	96,114,173	75,955,352	--
Financials	671,605,347	509,578,177	162,027,170	--
Health Care	287,133,449	86,756,195	200,377,254	--
Industrials	405,116,634	253,937,378	151,179,256	--
Information Technology	135,251,471	70,192,452	65,059,019	--
Materials	227,012,154	213,557,199	13,454,955	--
Real Estate	88,539,790	88,539,790	--	--
Telecommunication Services	118,509,706	54,763,151	63,746,555	--
Utilities	88,617,809	67,173,494	21,444,315	--
Government Obligations	2,388,319	--	2,388,319	--
Money Market Funds	113,975,845	113,975,845	--	--
Total Investments in Securities:	$2,934,175,329	$1,879,621,931	$1,054,553,398	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(125,190)	$(125,190)	$--	$--
Total Liabilities	$(125,190)	$(125,190)	$--	$--
Total Derivative Instruments:	$(125,190)	$(125,190)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$294,875,161

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $2,618,519,582. Net unrealized appreciation aggregated $315,655,747, of which $399,734,619 related to appreciated investment securities and $84,078,872 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Materials Central Fund

June 30, 2017

MTCIP-QTLY-0817
1.851903.110

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Chemicals - 65.5%
Commodity Chemicals - 8.9%
LyondellBasell Industries NV Class A	310,755	$26,224,614
Olin Corp.	152,804	4,626,905
Tronox Ltd. Class A	184,700	2,792,664
Westlake Chemical Corp.	83,643	5,538,003
		39,182,186
Diversified Chemicals - 25.1%
E.I. du Pont de Nemours & Co.	864,291	69,756,927
Eastman Chemical Co.	157,851	13,257,905
The Chemours Co. LLC	258,136	9,788,517
The Dow Chemical Co.	272,211	17,168,348
		109,971,697
Fertilizers & Agricultural Chemicals - 8.9%
Agrium, Inc. (a)	47,593	4,313,391
CF Industries Holdings, Inc.	165,415	4,625,003
FMC Corp.	12,400	905,820
Monsanto Co.	182,043	21,546,609
The Scotts Miracle-Gro Co. Class A	85,872	7,682,109
		39,072,932
Industrial Gases - 3.2%
Air Products & Chemicals, Inc.	97,900	14,005,574
Specialty Chemicals - 19.4%
Axalta Coating Systems (b)	249,391	7,990,488
Ecolab, Inc.	122,254	16,229,219
Frutarom Industries Ltd.	48,100	3,365,835
Platform Specialty Products Corp. (b)	484,600	6,144,728
PPG Industries, Inc.	169,084	18,592,477
Sherwin-Williams Co.	54,600	19,162,416
W.R. Grace & Co.	192,476	13,860,197
		85,345,360

TOTAL CHEMICALS		287,577,749

Construction Materials - 3.3%
Construction Materials - 3.3%
Eagle Materials, Inc.	128,170	11,845,471
Summit Materials, Inc.	92,600	2,673,362
		14,518,833
Containers & Packaging - 17.8%
Metal & Glass Containers - 6.7%
Ardagh Group SA	61,700	1,395,037
Ball Corp.	529,486	22,349,604
Berry Global Group, Inc. (b)	101,300	5,775,113
		29,519,754
Paper Packaging - 11.1%
Avery Dennison Corp.	33,500	2,960,395
Graphic Packaging Holding Co.	1,294,643	17,840,181
Packaging Corp. of America	60,300	6,716,817
WestRock Co.	369,625	20,942,953
		48,460,346

TOTAL CONTAINERS & PACKAGING		77,980,100

Metals & Mining - 11.2%
Copper - 2.4%
Freeport-McMoRan, Inc. (b)	864,800	10,386,248
Diversified Metals & Mining - 2.8%
Alcoa Corp.	161,600	5,276,240
Glencore Xstrata PLC	1,074,611	4,019,729
Ivanhoe Mines Ltd. (b)	282,200	907,444
Rio Tinto PLC	52,000	2,202,295
		12,405,708
Gold - 2.9%
Franco-Nevada Corp.	62,130	4,482,961
Newmont Mining Corp.	129,400	4,191,266
Randgold Resources Ltd. sponsored ADR (a)	45,792	4,050,760
		12,724,987
Steel - 3.1%
JFE Holdings, Inc.	65,800	1,145,683
Reliance Steel & Aluminum Co.	67,200	4,892,832
Steel Dynamics, Inc.	217,900	7,802,999
		13,841,514

TOTAL METALS & MINING		49,358,457

Trading Companies & Distributors - 1.4%
Trading Companies & Distributors - 1.4%
Univar, Inc. (b)	216,178	6,312,398
TOTAL COMMON STOCKS
(Cost $339,141,295)		435,747,537

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.10% (c)	3,135,167	3,135,794
Fidelity Securities Lending Cash Central Fund 1.09% (c)(d)	7,696,601	7,697,371
TOTAL MONEY MARKET FUNDS
(Cost $10,833,165)		10,833,165
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $349,974,460)		446,580,702
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(7,223,729)
NET ASSETS - 100%		$439,356,973

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,912
Fidelity Securities Lending Cash Central Fund	14,863
Total	$34,775

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$435,747,537	$432,399,559	$3,347,978	$--
Money Market Funds	10,833,165	10,833,165	--	--
Total Investments in Securities:	$446,580,702	$443,232,724	$3,347,978	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $350,417,741. Net unrealized appreciation aggregated $96,162,961, of which $99,559,319 related to appreciated investment securities and $3,396,358 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate Equity Central Fund

June 30, 2017

REE-QTLY-0817
1.9862252.102

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 96.0%
REITs - Apartments - 15.9%
American Homes 4 Rent Class A	97,500	$2,200,575
Apartment Investment & Management Co. Class A	34,200	1,469,574
AvalonBay Communities, Inc.	32,050	6,159,049
Equity Residential (SBI)	23,600	1,553,588
Essex Property Trust, Inc.	15,900	4,090,593
Mid-America Apartment Communities, Inc.	41,643	4,388,339
		19,861,718
REITs - Diversified - 14.9%
Colony NorthStar, Inc.	86,704	1,221,659
Corrections Corp. of America	56,000	1,544,480
Duke Realty Corp.	117,100	3,272,945
Equinix, Inc.	18,200	7,810,712
Gaming & Leisure Properties	39,000	1,469,130
Outfront Media, Inc.	53,000	1,225,360
Vornado Realty Trust	4,200	394,380
Washington REIT (SBI)	53,800	1,716,220
		18,654,886
REITs - Health Care - 12.4%
CareTrust (REIT), Inc.	69,100	1,281,114
Healthcare Realty Trust, Inc.	80,900	2,762,735
Sabra Health Care REIT, Inc.	57,554	1,387,051
Ventas, Inc.	87,100	6,051,708
Welltower, Inc.	54,050	4,045,643
		15,528,251
REITs - Hotels - 4.1%
DiamondRock Hospitality Co.	144,100	1,577,895
Host Hotels & Resorts, Inc.	86,900	1,587,663
Sunstone Hotel Investors, Inc.	122,400	1,973,088
		5,138,646
REITs - Management/Investment - 5.5%
American Assets Trust, Inc.	23,000	905,970
American Tower Corp.	2,200	291,104
CoreSite Realty Corp.	25,276	2,616,824
Empire State Realty Trust, Inc.	48,300	1,003,191
National Retail Properties, Inc.	52,300	2,044,930
		6,862,019
REITs - Manufactured Homes - 2.2%
Equity Lifestyle Properties, Inc.	31,376	2,709,004
REITs - Office Property - 15.3%
Boston Properties, Inc.	43,900	5,400,578
Corporate Office Properties Trust (SBI)	58,500	2,049,255
Douglas Emmett, Inc.	70,300	2,686,163
Highwoods Properties, Inc. (SBI)	44,300	2,246,453
Hudson Pacific Properties, Inc.	72,900	2,492,451
Mack-Cali Realty Corp.	35,158	954,188
SL Green Realty Corp.	4,800	507,840
VEREIT, Inc.	342,900	2,791,206
		19,128,134
REITs - Regional Malls - 7.2%
General Growth Properties, Inc.	139,000	3,274,840
Simon Property Group, Inc.	29,750	4,812,360
Taubman Centers, Inc.	16,300	970,665
		9,057,865
REITs - Shopping Centers - 3.5%
Acadia Realty Trust (SBI)	5,100	141,780
Cedar Shopping Centers, Inc.	139,847	678,258
DDR Corp.	80,600	731,042
Urban Edge Properties	119,850	2,844,041
		4,395,121
REITs - Single Tenant - 1.6%
Agree Realty Corp.	26,400	1,210,968
Four Corners Property Trust, Inc.	32,800	823,608
		2,034,576
REITs - Storage - 5.7%
Extra Space Storage, Inc.	59,500	4,641,000
Public Storage	12,200	2,544,066
		7,185,066
REITs - Warehouse/Industrial - 7.7%
DCT Industrial Trust, Inc.	73,907	3,949,590
Gramercy Property Trust	43,666	1,297,317
Prologis, Inc.	43,600	2,556,704
Terreno Realty Corp.	53,763	1,809,663
		9,613,274

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		120,168,560

Hotels, Restaurants & Leisure - 1.3%
Hotels, Resorts & Cruise Lines - 1.3%
Marriott International, Inc. Class A	16,200	1,625,022
Textiles, Apparel & Luxury Goods - 0.2%
Textiles - 0.2%
Safety Income and Growth, Inc.	15,900	304,485
TOTAL COMMON STOCKS
(Cost $107,909,907)		122,098,067

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.10% (a)
(Cost $2,900,427)	2,899,847	2,900,427
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $110,810,334)		124,998,494
NET OTHER ASSETS (LIABILITIES) - 0.2%		212,328
NET ASSETS - 100%		$125,210,822

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,123
Fidelity Securities Lending Cash Central Fund	133
Total	$9,256

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $111,189,739. Net unrealized appreciation aggregated $13,808,755, of which $16,440,033 related to appreciated investment securities and $2,631,278 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Telecom Services Central Fund

June 30, 2017

TSCIP-QTLY-0817
1.851904.110

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Construction & Engineering - 0.5%
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)(b)	23,000	$2,058,960
Diversified Telecommunication Services - 67.4%
Alternative Carriers - 19.0%
Cogent Communications Group, Inc.	288,446	11,566,685
Globalstar, Inc. (a)(b)	2,552,812	5,437,490
Iliad SA	5,060	1,196,889
Iridium Communications, Inc. (a)(b)	1,140,914	12,607,100
Level 3 Communications, Inc. (a)	315,990	18,738,207
Lumos Networks Corp. (a)	221,322	3,955,024
ORBCOMM, Inc. (a)	216,867	2,450,597
Vonage Holdings Corp. (a)	1,298,941	8,495,074
Zayo Group Holdings, Inc. (a)	262,126	8,099,693
		72,546,759
Integrated Telecommunication Services - 48.4%
AT&T, Inc.	1,150,548	43,410,176
Atlantic Tele-Network, Inc.	111,110	7,604,368
CenturyLink, Inc. (b)	525,515	12,549,298
Cincinnati Bell, Inc. (a)	453,163	8,859,337
Consolidated Communications Holdings, Inc. (b)	99,783	2,142,341
FairPoint Communications, Inc. (a)	143,598	2,247,309
Frontier Communications Corp. (b)	3,613,766	4,191,969
General Communications, Inc. Class A (a)	299,972	10,990,974
Verizon Communications, Inc.	1,996,750	89,174,853
Windstream Holdings, Inc. (b)	1,057,927	4,104,757
		185,275,382

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		257,822,141

Equity Real Estate Investment Trusts (REITs) - 2.5%
Specialized REITs - 2.5%
American Tower Corp.	58,663	7,762,288
SBA Communications Corp. Class A (a)	13,478	1,818,182
		9,580,470
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
Liberty Interactive Corp. QVC Group QVC Group Series A (a)	121,056	2,970,714
Internet Software & Services - 2.0%
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	72,100	3,591,301
Gogo, Inc. (a)(b)	357,977	4,127,475
		7,718,776
Media - 10.4%
Broadcasting - 1.0%
CBS Corp. Class B	30,300	1,932,534
Nexstar Broadcasting Group, Inc. Class A	34,401	2,057,180
		3,989,714
Cable & Satellite - 8.8%
Altice NV Class A (a)	159,364	3,676,755
Comcast Corp. Class A	53,500	2,082,220
DISH Network Corp. Class A (a)	69,300	4,349,268
Liberty Broadband Corp. Class A (a)	83,300	7,146,307
Liberty Global PLC:
Class A (a)	39,900	1,281,588
Class C (a)	399,164	12,445,934
LiLAC Class C (a)	48,097	1,029,757
Megacable Holdings S.A.B. de CV unit	359,000	1,450,737
		33,462,566
Movies & Entertainment - 0.6%
Lions Gate Entertainment Corp. Class B (a)	10,899	286,426
The Walt Disney Co.	19,100	2,029,375
		2,315,801

TOTAL MEDIA		39,768,081

Semiconductors & Semiconductor Equipment - 0.6%
Semiconductors - 0.6%
Qorvo, Inc. (a)	36,067	2,283,762
Technology Hardware, Storage & Peripherals - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	19,479	2,805,366
Wireless Telecommunication Services - 14.5%
Wireless Telecommunication Services - 14.5%
Millicom International Cellular SA	23,769	1,414,256
NII Holdings, Inc. (a)	820,483	659,668
Shenandoah Telecommunications Co.	158,615	4,869,481
Sprint Corp. (a)(b)	1,219,342	10,010,798
T-Mobile U.S., Inc. (a)	414,115	25,103,651
Telephone & Data Systems, Inc.	322,080	8,937,720
U.S. Cellular Corp. (a)	115,496	4,425,807
		55,421,381
TOTAL COMMON STOCKS
(Cost $313,196,857)		380,429,651

Money Market Funds - 13.2%
Fidelity Cash Central Fund, 1.10% (c)	5,097,395	5,098,414
Fidelity Securities Lending Cash Central Fund 1.09% (c)(d)	45,334,049	45,338,582
TOTAL MONEY MARKET FUNDS
(Cost $50,434,140)		50,436,996
TOTAL INVESTMENT PORTFOLIO - 112.6%
(Cost $363,630,997)		430,866,647
NET OTHER ASSETS (LIABILITIES) - (12.6)%		(48,236,082)
NET ASSETS - 100%		$382,630,565

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,149
Fidelity Securities Lending Cash Central Fund	548,914
Total	$565,063

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $365,821,956. Net unrealized appreciation aggregated $65,044,691, of which $87,983,286 related to appreciated investment securities and $22,938,595 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Utilities Central Fund

June 30, 2017

UTCIP-QTLY-0817
1.851905.110

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Electric Utilities - 48.2%
Electric Utilities - 48.2%
Exelon Corp.	664,145	$23,955,710
FirstEnergy Corp.	639,740	18,654,818
Great Plains Energy, Inc.	1,107,819	32,436,940
NextEra Energy, Inc.	633,498	88,772,075
OGE Energy Corp.	298,925	10,399,601
PG&E Corp.	616,026	40,885,646
PNM Resources, Inc.	251,948	9,637,011
Vistra Energy Corp.	607,208	10,195,022
		234,936,823
Equity Real Estate Investment Trusts (REITs) - 0.3%
Specialized REITs - 0.3%
InfraReit, Inc.	66,800	1,279,220
Gas Utilities - 1.0%
Gas Utilities - 1.0%
South Jersey Industries, Inc.	137,735	4,706,405
Independent Power and Renewable Electricity Producers - 10.2%
Independent Power Producers & Energy Traders - 7.1%
Calpine Corp. (a)	389,500	5,269,935
Dynegy, Inc. (a)	271,837	2,248,092
NRG Energy, Inc.	830,100	14,294,322
NRG Yield, Inc. Class C	492,899	8,675,022
The AES Corp.	345,000	3,832,950
		34,320,321
Renewable Electricity - 3.1%
NextEra Energy Partners LP	387,882	14,347,755
Pattern Energy Group, Inc.	40,516	965,901
		15,313,656

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		49,633,977

Multi-Utilities - 37.0%
Multi-Utilities - 37.0%
Avangrid, Inc.	536,353	23,679,985
Black Hills Corp.	191,800	12,940,746
CenterPoint Energy, Inc.	633,778	17,352,842
CMS Energy Corp.	64,500	2,983,125
Dominion Resources, Inc.	302,231	23,159,962
DTE Energy Co.	222,638	23,552,874
SCANA Corp.	206,989	13,870,333
Sempra Energy	553,454	62,401,939
		179,941,806
Oil, Gas & Consumable Fuels - 2.0%
Oil & Gas Storage & Transport - 2.0%
Cheniere Energy Partners LP Holdings LLC	179,963	4,837,405
Cheniere Energy, Inc. (a)	106,200	5,173,002
		10,010,407
TOTAL COMMON STOCKS
(Cost $385,138,207)		480,508,638

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.10% (b)
(Cost $7,182,337)	7,180,901	7,182,337
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $392,320,544)		487,690,975
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(821,393)
NET ASSETS - 100%		$486,869,582

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,868
Fidelity Securities Lending Cash Central Fund	161
Total	$48,029

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $392,881,043. Net unrealized appreciation aggregated $94,809,932, of which $100,144,666 related to appreciated investment securities and $5,334,734 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 28, 2017